'33 Act File No. 333-106908
'40 Act File No. 811-21398

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No. __	☐
Post-effective Amendment No. 9	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 9	☑

(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-6
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner III , Vice President Corporate Governance and Secretary
One Nationwide Plaza , Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:                                                                            June 11 , 2012

It is proposed that this filing will become effective (check appropriate box)
☐           Immediately upon filing pursuant to paragraph (b)
☑           On June 11 , 2012   pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Life Insurance Company • Nationwide VLI Separate Account-6

Prospectus supplement dated June 11, 2012 to
America’s marketFLEX VUL prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	The second paragraph and the first text box on page 1 of your prospectus are deleted and replaced with the following:

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy-specific questions or need additional information, or to obtain free copies of the Statement of Additional Information or prospectuses for the mutual funds, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

2.
The information relating to the Adjusted Sales Load Life Insurance Rider Charge in the “Periodic Charges Other Than Sub-Account Portfolio Operating Expenses For Riders” table on page 7 of your prospectus is amended as follows:

The next table describes the fees and expenses that you will pay in conjunction with elected Riders.  Unless otherwise indicated, all charges associated with Riders are taken proportionally from the Sub-Accounts (and the Fixed Account, if applicable).

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses For Riders
Optional Charge (1)	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Maximum for each 1% of Premium Load Replaced: $0.14 for each $1,000 of aggregate Premiums	Currently: $0.14 for each $1,000 of aggregate Premiums

(1) You may elect any of these Riders (except for both the Premium Waiver and Deduction Waiver Riders, simultaneously).  There is also a Change of Insured Rider you may elect for no charge.  The continuation of a Rider is contingent on the policy being In Force.  The amounts presented here may not be representative of your cost.  Ask for an illustration, or see the Policy Data Page, for more information on your cost.

3.	The “Total Annual Sub-Account Portfolio Operating Expenses” table on page 8 of your prospectus is amended as follows:

The next item shows the minimum and maximum total operating expenses, as of December 31, 2011, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  The table does not reflect Short-Term Trading Fees .   More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the Sub-Account portfolio.  Please contact the Service Center for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	4.89%	0.57%

4.	The list of available Sub-Accounts on pages 11-12 of your prospectus is replaced with the following:

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts, please see "Appendix A: Available Sub-Accounts."  Appendix A also contains information about the underlying mutual fund a Sub-Account invests in, including its investment objective, advisor, and sub-advisor, if applicable.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	American Century Variable Portfolios, Inc.
•	Fidelity Variable Insurance Products Fund
•	Guggenheim Variable Fund
•	Nationwide Variable Insurance Trust
•	Rydex Variable Trust

5.	The fourth paragraph of the “Valuation of Accumulation Units” section on page 13 is replaced with the following:

We must receive transfer requests at least one hour before the close of the New York Stock Exchange (“NYSE”) (generally 3:00 p.m. EST) for that transfer to be processed in the current Valuation Period.  The deadline is currently being extended to 15 minutes before the close of the NYSE (generally 3:45 p.m. EST) for transactions submitted electronically through our Internet website (www.nationwide.com).   All transfer requests received at the Service Center after the applicable cut-off time will be processed during the next Valuation Period.

6.	The entire “Transfers” provision section on pages 14-16 is replaced with the following:

Transfers

Sub-Account Portfolio Transfers

Prior to the policy’s Maturity Date, you may make transfers among the available Sub-Account portfolios on a daily basis via modes we currently have made available.  We may also permit you to use other modes of communicating a transfer request in the future.  We will process a transfer at the end of the Valuation Period on which we receive your request.

We will determine the amount you have available for transfers among the Sub-Account portfolios in Accumulation Units based on the NAV per share of the mutual fund in which a Sub-Account portfolio invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the NYSE, usually 4:00 p.m. EST, but see the "Valuation of Accumulation Units" section of this prospectus for information about time-based restrictions on transfer requests.  An Accumulation Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests because the Accumulation Unit value will reflect the deduction for any transaction fees and periodic charges.  For more information, see the "In Summary: Fee Tables" and "How Sub-Account Investment Experience is Determined" sections of this prospectus.

Frequent Trading and Transfer Restrictions

Some of the Sub-Accounts available in the policy invest in mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub-Account to another).  These Sub-Accounts are referred to in this prospectus as " Actively Traded Funds. "   The remaining Sub-Accounts available in the policy invest in mutual funds that prohibit such active trading.  These Sub-Accounts are referred to as " Limited Transfer Funds. "   Lists of the Actively Traded Funds and Limited Transfer Funds appear at the end of this section.

Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors.  Frequent transfers among the Limited Transfer Funds can result in:

•	the dilution of the value of the investors ' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting you to actively trade among the Actively Traded Funds.  Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.

If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.

Redemption Fees

Some mutual funds assess (against the Nationwide VLI Separate Account-6) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the " Short-Term Trading Fees " provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of " transfer events " involving Limited Transfer Funds in a given period.  A " transfer event " is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.

Nationwide will apply the following guidelines to the Limited Transfer Funds except for the Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class II, mutual funds of Guggenheim Variable Fund, and mutual funds of the Rydex Variable Trust:

Trading Behavior	Nationwide ' s Response
six or more transfer events involving Limited Transfer Funds in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that: they have been identified as engaging in harmful trading practices; and if their transfer events involving Limited Transfer Funds exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

More than 11 transfer events involving Limited Transfer Funds in two consecutive calendar quarters OR More than 20 transfer events involving Limited Transfer Funds in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S.mail, and overnight delivery via private carrier.

Each January 1 st , Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1 st (see " Other Restrictions " ).

Other Restrictions

Policy owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a policy owner ' s transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the mutual funds which allow the mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide policy owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges into a specific mutual fund by policy owners that violate policies established by the mutual fund (whose policies may be more restrictive than Nationwide ' s policies).

Nationwide is required to provide such transaction information to the mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further Premium or transfer requests into one or more mutual funds based upon instruction from the mutual fund.

Nationwide and any affected policy owner may not have advance notice of such instructions from a mutual fund to restrict or prohibit further Premium.  If a mutual fund refuses to accept a purchase request submitted by Nationwide, Nationwide will keep any affected policy owner in their current mutual fund allocation.

Actively Traded Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ( " Actively Traded Funds " ).

Rydex Variable Trust
•	Banking Fund
•	Basic Materials Fund
•	Biotechnology Fund
•	Consumer Products Fund
•	Dow 2x Strategy Fund
•	Electronics Fund
•	Energy Fund
•	Energy Services Fund
•	Europe 1.25x Strategy Fund
•	Financial Services Fund
•	Government Long Bond 1.2x Strategy Fund
•	Health Care Fund
•	Internet Fund
•	Inverse Dow 2x Strategy Fund
•	Inverse Government Long Bond Strategy Fund
•	Inverse Mid-Cap Strategy Fund
•	Inverse NASDAQ-100 ® Strategy Fund
•	Inverse Russell 2000 ® Strategy Fund
•	Inverse S&P 500 Strategy Fund
•	Japan 2x Strategy Fund
•	Leisure Fund
•	Mid-Cap 1.5x Strategy Fund
•	NASDAQ-100 ® 2x Strategy Fund
•	NASDAQ-100 ® Fund
•	Nova Fund
•	Precious Metals Fund
•	Real Estate Fund
•	Retailing Fund
•	Russell 2000 ® 1.5x Strategy Fund
•	S&P 500 2x Strategy Fund
•	S&P 500 Pure Growth Fund
•	S&P 500 Pure Value Fund
•	S&P MidCap 400 Pure Growth Fund
•	S&P MidCap 400 Pure Value Fund

•	S&P SmallCap 600 Pure Growth Fund
•	S&P SmallCap 600 Pure Value Fund
•	Strengthening Dollar 2x Strategy Fund
•	Technology Fund
•	Telecommunications Fund
•	Transportation Fund
•	Utilities Fund
•	Weakening Dollar 2x Strategy Fund

Limited Transfer Funds

The following list indicates those Sub-Accounts that invest in mutual funds that prohibit active trading strategies ( " Limited Transfer Funds " ).

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class III
•	American Century VP Ultra Fund: Class III
•	American Century VP Value Fund: Class III

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2R
•	VIP Equity-Income Portfolio: Service Class 2R
•	VIP Growth Portfolio: Service Class 2R

Guggenheim Variable Fund
•	Multi-Hedge Strategies
•	U.S. Long Short Momentum

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class III
•	NVIT Investor Destinations Funds
o        NVIT Investor Destination Aggressive Fund: Class VI
o        NVIT Investor Destination Conservative Fund: Class VI
o        NVIT Investor Destination Moderate Fund: Class VI
o        NVIT Investor Destination Moderately Aggressive Fund: Class VI
o        NVIT Investor Destination Moderately Conservative Fund: Class VI
•	NVIT Money Market Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class III
•	NVIT Multi-Manager Small Cap Value Fund: Class III
•	NVIT Multi-Manager Small Company Fund: Class III
•	NVIT Nationwide Fund: Class III

Rydex Variable Trust
•	Commodities Strategy Fund

Modes to Make a Transfer

You can submit transfer requests in writing to the Service Center via U.S. mail (see “Contacting the Service Center”).  The transfer will be processed at the end of the Valuation Period in which it was received.  This is when the Accumulation Unit value will be next determined.  We may also allow you to use other methods of communication, subject to limitations.

7.	The entire “Nationwide Life Insurance Company” provision section on page 40 is replaced with the following:

Nationwide Life Insurance Company

About Nationwide

We are a stock life insurance company organized under Ohio law.  We were founded in March 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Contacting the Service Center

Requests for service may be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182835, Columbus, Ohio 43218

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are appropriate for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service requests will be effective as of the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal submitted incorrectly on the Valuation Date the request is received at the Service Center.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

8.
All instructions in the prospectus directing investors to the front page of the prospectus for Nationwide contact information are changed to direct investors to the new "Contacting the Service Center" section.

9.	“Appendix A: Available Sub-Accounts” is replaced in its entirety with the following:

Appendix A: Available Sub-Accounts

The Sub-Account portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  We have entered into agency agreements with certain broker-dealer firms to distribute the policy.  Some of those firms have an affiliate that acts as an investment adviser or a subadviser to one or more of the underlying funds that are offered under the policy.  You have voting rights with respect to the Sub-Accounts.  For more information, see the "Voting Rights" section of this prospectus.

Designations Key:
STTF:	The mutual fund in which this Sub-Account invests assesses (or reserves the right to assess) a Short-Term Trading Fee (see " Short-Term Trading Fees " earlier in the prospectus).
FF:
The mutual fund corresponding to this Sub-Account may invest in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in a mutual fund that does not invest in other mutual funds.

ATF:	This Sub-Account is an Actively Traded Fund (see " Frequent Trading and Transfer Restrictions " earlier in the prospectus).
LTF:	This Sub-Account is a Limited Transfer Fund (see " Frequent Trading and Transfer Restrictions " earlier in the prospectus).

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: None

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: None

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III
This sub-account is only available in policies issued before May 1, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF, LTF

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: None

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.
Designation: None

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.
Designation: STTF, LTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.
Designation: None

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.
Designation: STTF, LTF

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.
Designation: None

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.
Designation: STTF, LTF

Guggenheim Variable Fund - Multi-Hedge Strategies (formerly, Rydex Variable Trust - Multi-Hedge Strategies Fund)
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Designation: LTF

Guggenheim Variable Fund - U.S. Long Short Momentum (formerly, Rydex Variable Trust - U.S. Long Short Momentum Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Long-term capital appreciation.
Designation: LTF

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: None

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: None

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: None

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: None

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: None

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: None

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF, LTF

Rydex Variable Trust - Banking Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF

Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Designation: ATF

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Designation: ATF

Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF

Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF

Rydex Variable Trust - Electronics Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Designation: ATF

Rydex Variable Trust - Energy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF

Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Designation: ATF

Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF

Rydex Variable Trust - Health Care Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF

Rydex Variable Trust - Internet Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF

Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF

Rydex Variable Trust - Leisure Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF

Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF

Rydex Variable Trust - Nova Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF

Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Designation: ATF

Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF

Rydex Variable Trust - Retailing Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Designation: ATF

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF

Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF

Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF

Rydex Variable Trust - Technology Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Designation: ATF

Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF

Rydex Variable Trust - Transportation Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF

Rydex Variable Trust - Utilities Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF

10.	“Appendix B: Definitions” is amended to add the following new term:

Service Center- The department of Nationwide responsible for receiving service requests.  For service requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

The supplements effective May 1, 2012, July 12, 2011, May 1, 2011, March 14, 2011, December 17, 2010, September 25, 2010, July 26, 2010, May 26, 2010, May 1, 2010, February 19, 2010, October 30, 2009, October 22, 2009, June 23, 2009, June 9, 2009, May 1, 2009, March 26, 2009, October 1, 2008, and August 1, 2008, and the prospectus dated May 1, 2008, previously filed with the Commission under SEC No. 333-106908, are hereby incorporated by reference and made a part of this registration statement.

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Nationwide VLI Separate Account-6
(Registrant)

Nationwide Life Insurance Company
(Depositor)

Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Individual Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2008 (and any supplements thereto) and the prospectuses for the variable investment options.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at the Service Center .

The date of this Statement of Additional Information is June 11, 2012 .

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $154.7 billion as of December 31, 2011.

Nationwide VLI Separate Account-6

Nationwide VLI Separate Account-6 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on July 10, 2001 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

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Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 are member firms of the Financial Industry Regulatory Authority (FINRA).

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 3% of any excess premium payments.  We pay gross renewal commissions in years two through ten on the sale of the policies provided by NISC that will not exceed 3% of actual premium payment, and that will not exceed 2% in policy years eleven and thereafter.

We have paid no underwriting commissions to NISC for each of this separate account's last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds.  The agreements relate to administrative services we or our affiliate furnish.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  We also act as a limited agent for the fund for purposes of accepting the trades.  For these services the funds may agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies.  Without these payments, policy charges would be higher.  Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.  Some funds may pay us nothing.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-6 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-6.  The policy's cost of insurance depends upon the Insured's sex, issue age, risk class and length of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates are based on the 1980 Commissioners’ Standard Ordinary Mortality Table, Age Last Birthday ("1980 CSO").  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis.  That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex distinct.  In addition, separate mortality tables will be used for tobacco and non-tobacco.  We may deduct a "flat extra" which is an additional constant charge per $1,000 of Specified Amount for certain activities or medical conditions of the Insured.  We apply the same flat extra to all Insured that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class or substandard rating, if any.

The rate class of an insured may affect the cost of insurance rate.  We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.  Any change in the

2

cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time.    If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes.  The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

Policy Restoration Procedure

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received by us within thirty days of the date the policy was surrendered (periods up to sixty days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);

•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

Maximum Surrender Charge Calculation

The maximum surrender charge under the policy is based on the following calculation.

Maximum Surrender Charge                                                      26.50% multiplied by the lesser of (a) or (b), where:

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first policy year

Plus (c) multiplied by (d) where:

(c)	= the Specified Amount divided by 1,000; and

(d)	= the applicable rate from the "Administrative Target Factor" chart below.

Example:  A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000. Assuming the "Surrender Target Factor" applies because "(a)" is less than "(b)", the maximum surrender charge under the policy is $681.70, calculated as:

.2650 * [(10.63 Surrender Target Factor for a male non-tobacco, age 35*$100,000 Specified Amount) /1,000]
+

[($100,000 Specified Amount /1,000)*4.00 Administrative Target Factor for issue ages 0-35]

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The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped.  The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no CDSC will be recouped.

Surrender Target Factor

Age	Male Non-Tobacco	Male Tobacco	Female Non- Tobacco	Female Tobacco
0	0.00	3.35	0.00	2.54
1	0.00	3.38	0.00	2.57
2	0.00	3.50	0.00	2.66
3	0.00	3.64	0.00	2.75
4	0.00	3.78	0.00	2.86
5	0.00	3.93	0.00	2.96
6	0.00	4.09	0.00	3.08
7	0.00	4.27	0.00	3.20
8	0.00	4.45	0.00	3.34
9	0.00	4.65	0.00	3.47
10	0.00	4.87	0.00	3.62
11	0.00	5.09	0.00	3.78
12	0.00	5.33	0.00	3.94
13	0.00	5.57	0.00	4.12
14	0.00	5.82	0.00	4.30
15	0.00	6.07	0.00	4.48
16	0.00	6.31	0.00	4.67
17	0.00	6.55	0.00	4.87
18	5.11	6.80	4.27	5.08
19	5.30	7.05	4.45	5.29
20	5.50	7.32	4.64	5.52
21	5.71	7.60	4.83	5.76
22	5.93	7.90	5.04	6.01
23	6.17	8.22	5.26	6.28
24	6.42	8.57	5.49	6.56
25	6.69	8.94	5.73	6.86
26	6.99	9.34	5.99	7.17
27	7.30	9.77	6.25	7.50
28	7.63	10.22	6.54	7.85
29	7.98	10.71	6.84	8.22
30	8.36	11.23	7.16	8.61
31	8.76	11.79	7.49	9.02
32	9.19	12.38	7.85	9.45
33	9.64	13.01	8.22	9.91
34	10.12	13.67	8.62	10.39
35	10.63	14.38	9.04	10.90
36	11.16	15.12	9.48	11.44
37	11.73	15.92	9.95	12.01
38	12.34	16.75	10.44	12.60
39	12.97	17.64	10.96	13.22
40	13.65	18.58	11.50	13.87
41	14.36	19.56	12.07	14.55
42	15.12	20.60	12.67	15.26
43	15.93	21.70	13.30	16.01
44	16.78	22.87	13.97	16.79
45	17.68	24.09	14.68	17.60
46	18.65	25.39	15.42	18.47
47	19.67	26.76	16.21	19.37

48	20.76	28.21	17.05	20.33
49	21.92	29.76	17.93	21.34
50	23.15	31.40	18.87	22.40
51	24.47	33.13	19.87	23.53
52	25.87	34.98	20.93	24.72
53	27.37	36.93	22.05	25.97
54	28.97	38.99	23.25	27.30
55	30.67	41.17	24.51	28.70

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Age	Male Non-Tobacco	Male Tobacco	Female Non- Tobacco	Female Tobacco
56	32.49	43.48	25.86	30.18
57	34.42	45.92	27.31	31.76
58	36.49	48.52	28.86	33.46
59	38.71	51.28	30.52	35.28
60	41.09	54.23	32.32	37.25
61	43.63	57.36	34.26	39.37
62	46.36	60.70	36.35	41.65
63	49.28	64.24	38.59	44.09
64	52.40	67.98	40.99	46.69
65	55.75	71.92	43.56	49.46
66	59.32	76.10	46.32	52.41
67	63.16	80.52	49.30	55.57
68	67.28	85.23	52.52	58.99
69	71.73	90.27	56.04	62.72
70	76.52	95.66	59.88	66.80
71	81.69	101.41	64.08	71.26
72	87.24	107.54	68.67	76.11
73	93.18	114.01	73.64	81.35
74	99.50	120.81	79.03	86.97
75	106.21	127.90	84.84	92.97
76	113.33	135.27	91.10	99.39
77	120.92	142.94	97.88	106.27
78	129.04	150.99	105.24	113.68
79	137.79	159.53	113.28	121.73
80	147.23	168.60	122.07	130.49
81	147.23	168.60	122.07	130.49
82	147.23	168.60	122.07	130.49
83	147.23	168.60	122.07	130.49
84	147.23	168.60	122.07	130.49
85	147.23	168.60	122.07	130.49

Administrative Target Factor

Issue Age	Administrative Target Component
0 through 35	4.00
36 through 55	5.00
56 through 85	6.50

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.  We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

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Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.

We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to flexible premium policies such as this one.

The tables below show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%

6

Attained Age of Insured	Percentage of Cash Value
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	10 0%
95	10 0%
96	10 0%
97	10 0%
98	10 0%
99	10 0%
100	100%

Cash Value Accumulation Test
Table of Applicable Percentages of Cash Value

Cash ValueCash ValueThe table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%

7

Policy Year	Percentage of Cash Value
13	160%
14	157%
15	153%
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages.  These premiums vary with the ages, sexes, and risk classifications of the Insureds.

8

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide VLI Separate Account -6:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account -6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Federated NVIT High Income Bond Fund - Class III (HIBF3)
722,694 shares (cost $4,706,514)	$4,719,193
NVIT Fund - Class II (TRF2)
234 shares (cost $2,243)	2,114
NVIT Fund - Class III (TRF3)
5,419 shares (cost $47,527)	49,258
NVIT Government Bond Fund - Class I (GBF)
2,513 shares (cost $29,262)	29,976
NVIT Government Bond Fund - Class III (GBF3)
144,929 shares (cost $1,729,894)	1,728,999
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
9 shares (cost $71)	78
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
164,374 shares (cost $1,492,787)	1,430,052
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
191,530 shares (cost $1,950,121)	1,945,949
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
275 shares (cost $3,136)	2,840
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
69,752 shares (cost $700,116)	717,048
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,286 shares (cost $25,016)	22,790
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
55,958 shares (cost $529,961)	554,546
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
19,038 shares (cost $189,122)	197,047
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
106 shares (cost $728)	1,082
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
0.41 shares (cost $6)	6
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
825 shares (cost $12,038)	12,577
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
78 shares (cost $836)	756
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2,290 shares (cost $20,388)	22,646
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,040 shares (cost $20,883)	17,215
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
4,382 shares (cost $76,474)	74,539
NVIT Money Market Fund - Class II (NVMM2)
18,850,950 shares (cost $18,850,950)	18,850,950
VP Income & Growth Fund - Class II (ACVIG2)
934 shares (cost $6,648)	5,735
VP Income & Growth Fund - Class III (ACVIG3)
16,271 shares (cost $96,680)	99,902
VP Ultra(R) Fund - Class II (ACVU2)
1,461 shares (cost $14,398)	13,678
VP Ultra(R) Fund - Class III (ACVU3)
5,737 shares (cost $49,128)	54,333
VP Value Fund - Class II (ACVV2)
3,928 shares (cost $27,408)	22,780
VP Value Fund - Class III (ACVV3)
50,505 shares (cost $259,183)	292,927

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Contrafund Portfolio - Service Class 2 (FC2)
1,576 shares (cost $44,193)	35,687
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
22,216 shares (cost $550,613)	502,075
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
1,302 shares (cost $30,083)	23,962
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
14,230 shares (cost $224,122)	260,975
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
169 shares (cost $5,940)	6,169
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
3,034 shares (cost $114,399)	110,619
Variable Trust: All-Cap Opportunity Fund (RSRF)
24,592 shares (cost $331,428)	294,119
Variable Trust: Banking Fund (RBKF)
60,100 shares (cost $648,374)	650,285
Variable Trust: Basic Materials Fund (RBMF)
30,906 shares (cost $796,666)	801,695
Variable Trust: Biotechnology Fund (RBF)
9,654 shares (cost $244,153)	266,168
Variable Trust: Commodities Strategy Fund (RVCMD)
21,532 shares (cost $245,680)	244,819
Variable Trust: Consumer Products Fund (RCPF)
9,098 shares (cost $371,962)	380,492
Variable Trust: Dow 2x Strategy Fund (RVLDD)
9,685 shares (cost $854,001)	863,691
Variable Trust: Electronics Fund (RELF)
70,685 shares (cost $229,495)	201,452
Variable Trust: Energy Fund (RENF)
16,117 shares (cost $474,419)	471,252
Variable Trust: Energy Services Fund (RESF)
35,466 shares (cost $792,514)	788,404
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
25,281 shares (cost $326,870)	317,533
Variable Trust: Financial Services Fund (RFSF)
3,826 shares (cost $48,740)	49,390
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
28,281 shares (cost $542,736)	557,695
Variable Trust: Health Care Fund (RHCF)
10,623 shares (cost $301,361)	313,161
Variable Trust: Internet Fund (RINF)
1,554 shares (cost $28,461)	26,984
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
7,981 shares (cost $83,076)	79,973
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
8,452 shares (cost $85,803)	83,250
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
695 shares (cost $14,748)	14,581
Variable Trust: Inverse NASDAQ-100® Strategy Fund (RAF)
7,885 shares (cost $83,482)	83,741
Variable Trust: Inverse Russell 2000® Strategy Fund (RVISC)
3,775 shares (cost $73,546)	72,360
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
13,788 shares (cost $452,269)	440,931
Variable Trust: Japan 2x Strategy Fund (RLCJ)
4,104 shares (cost $63,952)	62,663
Variable Trust: Leisure Fund (RLF)
4,707 shares (cost $252,499)	261,605

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
47,822 shares (cost $894,258)	908,144
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
12,228 shares (cost $264,254)	269,257
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
26,266 shares (cost $637,707)	543,443
Variable Trust: NASDAQ-100(R) Fund (ROF)
32,215 shares (cost $630,751)	622,395
Variable Trust: Nova Fund (RNF)
2,179 shares (cost $147,734)	157,582
Variable Trust: Precious Metals Fund (RPMF)
80,380 shares (cost $1,126,129)	1,159,888
Variable Trust: Real Estate Fund (RREF)
15,596 shares (cost $383,291)	403,942
Variable Trust: Retailing Fund (RRF)
53,198 shares (cost $766,297)	761,264
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
20,487 shares (cost $536,181)	547,821
Variable Trust: S&P 500 2x Strategy Fund (RTF)
5,128 shares (cost $549,139)	554,016
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
24,084 shares (cost $721,504)	722,283
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
5,613 shares (cost $441,501)	442,165
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
22,970 shares (cost $874,688)	838,639
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
5,560 shares (cost $407,908)	410,072
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
23,895 shares (cost $701,776)	738,825
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
4,362 shares (cost $387,979)	402,792
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
12,325 shares (cost $152,273)	155,049
Variable Trust: Technology Fund (RTEC)
9,850 shares (cost $117,314)	104,804
Variable Trust: Telecommunications Fund (RTEL)
2,972 shares (cost $28,102)	26,744
Variable Trust: Transportation Fund (RTRF)
14,823 shares (cost $196,934)	207,368
Variable Trust: Utilities Fund (RUTL)
46,188 shares (cost $874,488)	900,657
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
1,811 shares (cost $47,715)	44,043

Total Investments	$50,055,940

Other Accounts Receivable	13,662
Accounts Payable-NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	(6)

$50,069,596

Contract Owners’ Equity:
Accumulation units	50,069,596

Total Contract Owners’ Equity (note 8)	$50,069,596

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	HIBF3	TRF2	TRF3	GBF	GBF3	GVIDA	GVIDA6
Reinvested dividends	$555,671	178,994	20	300	882	48,122	1	26,248

Net investment income (loss)	555,671	178,994	20	300	882	48,122	1	26,248

Realized gain (loss) on investments	(862,728)	111,343	(1,035)	2,435	15	8	-	83,820
Change in unrealized gain (loss) on investments	(1,451,128)	(62,267)	1,090	(761)	1,111	27,325	2	(182,123)

Net gain (loss) on investments	(2,313,856)	49,076	55	1,674	1,126	27,333	2	(98,303)

Reinvested capital gains	302,042	-	-	-	88	6,326	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,456,143)	228,070	75	1,974	2,096	81,781	3	(72,055)

Investment Activity:	GVIDC6	GVIDM	GVIDM6	GVDMA	GVDMA6	GVDMC6	NVMMG1	SCGF3
Reinvested dividends	$41,263	61	11,993	538	12,326	4,527	-	-

Net investment income (loss)	41,263	61	11,993	538	12,326	4,527	-	-

Realized gain (loss) on investments	(26,994)	-	6,891	(638)	35,410	2,418	824	(56)
Change in unrealized gain (loss) on investments	(13,148)	(63)	(27,816)	(610)	(61,933)	(2,452)	(964)	50

Net gain (loss) on investments	(40,142)	(63)	(20,925)	(1,248)	(26,523)	(34)	(140)	(6)

Reinvested capital gains	1,122	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,243	(2)	(8,932)	(710)	(14,197)	4,493	(140)	(6)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	SCVF2	SCVF3	SCF2	SCF3	NVMM2	ACVIG2	ACVIG3	ACVU2
Reinvested dividends	$2	95	85	558	11	78	1,549	-

Net investment income (loss)	2	95	85	558	11	78	1,549	-

Realized gain (loss) on investments	(13)	(15)	(145)	4,825	-	(121)	6,841	(14)
Change in unrealized gain (loss) on investments	(34)	(1,260)	(1,007)	(18,267)	-	209	(9,969)	145

Net gain (loss) on investments	(47)	(1,275)	(1,152)	(13,442)	-	88	(3,128)	131

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(45)	(1,180)	(1,067)	(12,884)	11	166	(1,579)	131

Investment Activity:	ACVU3	ACVV2	ACVV3	FC2	FC2R	FEI2	FEI2R	FG2
Reinvested dividends	$-	434	6,480	298	4,004	570	6,081	8

Net investment income (loss)	-	434	6,480	298	4,004	570	6,081	8

Realized gain (loss) on investments	(663)	(378)	(6,426)	(477)	109,134	(186)	34,329	23
Change in unrealized gain (loss) on investments	1,388	140	963	(833)	(167,267)	(211)	(39,454)	(46)

Net gain (loss) on investments	725	(238)	(5,463)	(1,310)	(58,133)	(397)	(5,125)	(23)

Reinvested capital gains	-	-	-	-	-	-	-	23

Net increase (decrease) in contract owners’ equity resulting from operations	$725	196	1,017	(1,012)	(54,129)	173	956	8

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FG2R	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD
Reinvested dividends	$131	-	657	-	-	164,203	3,900	-

Net investment income (loss)	131	-	657	-	-	164,203	3,900	-

Realized gain (loss) on investments	32,925	65,047	115,522	(156,478)	44,896	(300,299)	32,886	73,870
Change in unrealized gain (loss) on investments	(35,337)	(91,004)	(6,605)	(20,685)	(92,031)	(19,101)	6,235	(501)

Net gain (loss) on investments	(2,412)	(25,957)	108,917	(177,163)	(47,135)	(319,400)	39,121	73,369

Reinvested capital gains	484	-	-	35,962	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,797)	(25,957)	109,574	(141,201)	(47,135)	(155,197)	43,021	73,369

Investment Activity:	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF
Reinvested dividends	$-	-	-	-	97	21,503	-	-

Net investment income (loss)	-	-	-	-	97	21,503	-	-

Realized gain (loss) on investments	11,683	38,355	(171,358)	8,498	18,650	346,658	(44,927)	2,938
Change in unrealized gain (loss) on investments	(27,979)	(133,309)	(15,003)	(61,807)	(1,660)	22,925	7,557	547

Net gain (loss) on investments	(16,296)	(94,954)	(186,361)	(53,309)	16,990	369,583	(37,370)	3,485

Reinvested capital gains	54,975	3,193	48,198	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,679	(91,761)	(138,163)	(53,309)	17,087	391,086	(37,370)	3,485

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	(42,459)	(54,047)	(292,041)	51,358	390,969	(73,856)	(129,285)	(18,413)
Change in unrealized gain (loss) on investments	11,030	1,652	217,853	61	(1,880)	(6,315)	(41,844)	7,756

Net gain (loss) on investments	(31,429)	(52,395)	(74,188)	51,419	389,089	(80,171)	(171,129)	(10,657)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,429)	(52,395)	(74,188)	51,419	389,089	(80,171)	(171,129)	(10,657)

Investment Activity:	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF
Reinvested dividends	$-	-	-	-	97	1,308	9,491	-

Net investment income (loss)	-	-	-	-	97	1,308	9,491	-

Realized gain (loss) on investments	12,818	25,769	43,867	(30,135)	(43,649)	(594,703)	(109,387)	105,304
Change in unrealized gain (loss) on investments	(58,006)	(766)	(167,023)	(11,714)	4,850	(18,528)	94	(5,033)

Net gain (loss) on investments	(45,188)	25,003	(123,156)	(41,849)	(38,799)	(613,231)	(109,293)	100,271

Reinvested capital gains	-	-	83,208	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,188)	25,003	(39,948)	(41,849)	(38,702)	(611,923)	(99,802)	100,271

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV
Reinvested dividends	$-	-	-	124	-	-	-	-

Net investment income (loss)	-	-	-	124	-	-	-	-

Realized gain (loss) on investments	(202,600)	77,903	13,541	(90,126)	(69,439)	(69,317)	(112,690)	(58,894)
Change in unrealized gain (loss) on investments	33,500	(181,712)	(109,089)	(32,131)	(59,817)	(32,164)	53,375	(44,641)

Net gain (loss) on investments	(169,100)	(103,809)	(95,548)	(122,257)	(129,256)	(101,481)	(59,315)	(103,535)

Reinvested capital gains	-	-	-	-	60,341	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(169,100)	(103,809)	(95,548)	(122,133)	(68,915)	(101,481)	(59,315)	(103,535)

Investment Activity:	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	SCGF2
Reinvested dividends	$-	-	261	-	8,371	-	-

Net investment income (loss)	-	-	261	-	8,371	-	-

Realized gain (loss) on investments	(11,701)	(9,847)	(27,200)	(74,500)	44,752	5,258	1
Change in unrealized gain (loss) on investments	7,113	(16,213)	(2,540)	8,974	23,478	(5,627)	(1)

Net gain (loss) on investments	(4,588)	(26,060)	(29,740)	(65,526)	68,230	(369)	-

Reinvested capital gains	-	7,380	742	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,588)	(18,680)	(28,737)	(65,526)	76,601	(369)	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		HIBF3		TRF2		TRF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$555,671	458,834	178,994	293,378	20	46	300	395
Realized gain (loss) on investments	(862,728)	1,280,729	111,343	499,679	(1,035)	(642)	2,435	(3,207)
Change in unrealized gain (loss) on investments	(1,451,128)	292,286	(62,267)	(347,473)	1,090	1,389	(761)	7,681
Reinvested capital gains	302,042	31,119	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,456,143)	2,062,968	228,070	445,584	75	793	1,974	4,869

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,502,282	4,500,727	165,996	444,386	-	-	815	8,252
Transfers between funds	-	-	540,213	375,268	-	(1,148)	39,815	(1,941)
Surrenders (note 6)	(3,594,321)	(2,281,291)	(68,517)	(65,882)	(3,777)	-	(31,561)	-
Death Benefits (note 4)	(27,999)	(34,504)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	147,326	(864,632)	(56,021)	(214,509)	-	-	-	-
Deductions for surrender charges (note 2d)	(194,221)	(207,371)	(1,250)	(3,561)	(334)	-	(2,770)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,768,457)	(3,013,791)	(139,086)	(160,359)	(247)	(631)	(1,192)	(3,520)
Asset charges (note 3)	(184,250)	(187,931)	(10,369)	(11,244)	(15)	(34)	(107)	(197)
Adjustments to maintain reserves	5,192	417,418	5	4,127	(1)	(8)	5	(6)

Net equity transactions	(4,114,448)	(1,671,375)	430,971	368,226	(4,374)	(1,821)	5,005	2,588

Net change in contract owners’ equity	(5,570,591)	391,593	659,041	813,810	(4,299)	(1,028)	6,979	7,457
Contract owners’ equity beginning of period	55,640,187	55,248,594	4,060,151	3,246,341	6,408	7,436	42,279	34,822

Contract owners’ equity end of period	$50,069,596	55,640,187	4,719,192	4,060,151	2,109	6,408	49,258	42,279

CHANGES IN UNITS:
Beginning units	4,813,948	5,280,709	309,139	279,704	497	653	3,699	3,457
Units purchased	1,468,193	1,608,596	56,951	63,942	-	-	3,601	800
Units redeemed	(1,939,608)	(2,075,357)	(19,948)	(34,507)	(334)	(156)	(3,024)	(558)

Ending units	4,342,533	4,813,948	346,142	309,139	163	497	4,276	3,699

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GBF		GBF3		GVIDA		GVIDA6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$882	898	48,122	37,169	1	-	26,248	7,344
Realized gain (loss) on investments	15	67	8	32,828	-	-	83,820	33,617
Change in unrealized gain (loss) on investments	1,111	(641)	27,325	(17,327)	2	2	(182,123)	96,400
Reinvested capital gains	88	1,125	6,326	23,609	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,096	1,449	81,781	76,279	3	2	(72,055)	137,361

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	69,295	284,611	54	-	231,401	91,035
Transfers between funds	-	-	1,138,533	(777,182)	-	-	281,175	580,407
Surrenders (note 6)	-	-	(56,211)	(118,502)	-	-	(22,528)	(32,126)
Death Benefits (note 4)	-	-	-	(431)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(31,860)	(3,639)	-	-	(2,211)	226
Deductions for surrender charges (note 2d)	-	-	(3,065)	(6,344)	-	-	(3,823)	(10,986)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,878)	(1,960)	(101,124)	(67,383)	(1)	(1)	(110,958)	(52,585)
Asset charges (note 3)	(150)	(156)	(4,991)	(4,483)	-	-	(6,612)	(2,398)
Adjustments to maintain reserves	1	1	(6)	3	(4)	3	(2)	(5)

Net equity transactions	(2,027)	(2,115)	1,010,571	(693,350)	49	2	366,442	573,568

Net change in contract owners’ equity	69	(666)	1,092,352	(617,071)	52	4	294,387	710,929
Contract owners’ equity beginning of period	29,906	30,572	636,641	1,253,712	28	24	1,135,669	424,740

Contract owners’ equity end of period	$29,975	29,906	1,728,993	636,641	80	28	1,430,056	1,135,669

CHANGES IN UNITS:
Beginning units	2,122	2,273	48,843	100,792	2	2	88,758	38,031
Units purchased	-	-	88,718	22,061	4	-	38,971	59,374
Units redeemed	(139)	(151)	(13,890)	(74,010)	-	-	(11,383)	(8,647)

Ending units	1,983	2,122	123,671	48,843	6	2	116,346	88,758

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDC6		GVIDM		GVIDM6		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$41,263	5,231	61	64	11,993	9,404	538	636
Realized gain (loss) on investments	(26,994)	2,931	-	(177)	6,891	(50,753)	(638)	(2,543)
Change in unrealized gain (loss) on investments	(13,148)	6,034	(63)	423	(27,816)	88,233	(610)	4,975
Reinvested capital gains	1,122	620	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,243	14,816	(2)	310	(8,932)	46,884	(710)	3,068

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,213	13,258	-	-	47,976	59,062	-	-
Transfers between funds	1,726,101	256,845	-	(1,098)	813,694	12,836	-	-
Surrenders (note 6)	(13,542)	(36,285)	-	-	(72,615)	(13,253)	7	(8,121)
Death Benefits (note 4)	(8,452)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(68,179)	(9,524)	-	-	(506,781)	(12,908)	(4,238)	(323)
Deductions for surrender charges (note 2d)	(2,275)	(5,678)	-	-	(2,346)	(2,673)	(10)	(1,232)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,781)	(33,841)	-	(29)	(54,041)	(49,299)	(821)	(1,316)
Asset charges (note 3)	(3,785)	(1,217)	-	(3)	(2,537)	(2,270)	(108)	(147)
Adjustments to maintain reserves	2	(6)	1	3	6	(29)	3	(9)

Net equity transactions	1,581,302	183,552	1	(1,127)	223,356	(8,534)	(5,167)	(11,148)

Net change in contract owners’ equity	1,583,545	198,368	(1)	(817)	214,424	38,350	(5,877)	(8,080)
Contract owners’ equity beginning of period	362,402	164,034	2,841	3,658	502,630	464,280	28,664	36,744

Contract owners’ equity end of period	$1,945,947	362,402	2,840	2,841	717,054	502,630	22,787	28,664

CHANGES IN UNITS:
Beginning units	28,819	13,818	208	297	39,081	40,018	2,061	2,981
Units purchased	133,997	21,979	-	-	68,686	5,997	-	-
Units redeemed	(12,490)	(6,978)	-	(89)	(51,992)	(6,934)	(387)	(920)

Ending units	150,326	28,819	208	208	55,775	39,081	1,674	2,061

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDMA6		GVDMC6		NVMMG1		SCGF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$12,326	10,391	4,527	2,016	-	-	-	-
Realized gain (loss) on investments	35,410	39,477	2,418	2,523	824	3,511	1	-
Change in unrealized gain (loss) on investments	(61,933)	23,929	(2,452)	8,813	(964)	(2,408)	(1)	1
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,197)	73,797	4,493	13,352	(140)	1,103	-	1

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	100,787	100,250	13,898	20,275	-	-	-	-
Transfers between funds	3,655	(30,603)	(12,998)	144,833	(2,195)	-	-	-
Surrenders (note 6)	(112,387)	(37,469)	(893)	(57)	-	(15,228)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(16,755)	3,248	(592)	(289)	-	-	-	-
Deductions for surrender charges (note 2d)	(8,791)	(5,161)	-	-	-	(1,183)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,490)	(55,806)	(11,727)	(11,356)	(173)	(209)	-	-
Asset charges (note 3)	(2,883)	(2,727)	(739)	(532)	(20)	(19)	-	-
Adjustments to maintain reserves	(10)	(84)	4	(32)	8	(3)	-	11

Net equity transactions	(90,874)	(28,352)	(13,047)	152,842	(2,380)	(16,642)	-	11

Net change in contract owners’ equity	(105,071)	45,445	(8,554)	166,194	(2,520)	(15,539)	-	12
Contract owners’ equity beginning of period	659,618	614,173	205,601	39,407	3,606	19,145	12	-

Contract owners’ equity end of period	$554,547	659,618	197,047	205,601	1,086	3,606	12	12

CHANGES IN UNITS:
Beginning units	51,103	53,728	16,071	3,341	229	1,542	1	-
Units purchased	8,301	9,036	1,066	13,731	-	-	-	1
Units redeemed	(15,500)	(11,661)	(2,061)	(1,001)	(157)	(1,313)	-	-

Ending units	43,904	51,103	15,076	16,071	72	229	1	1

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCGF3		SCVF2		SCVF3		SCF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	2	3	95	141	85	10
Realized gain (loss) on investments	(56)	(67)	(13)	(21)	(15)	(3,090)	(145)	(240)
Change in unrealized gain (loss) on investments	50	2,613	(34)	199	(1,260)	8,020	(1,007)	4,027
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6)	2,546	(45)	181	(1,180)	5,071	(1,067)	3,797

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	457	1,887	-	-	1,262	2,686	-	-
Transfers between funds	-	373	-	-	-	(6,380)	-	-
Surrenders (note 6)	(504)	-	-	-	-	(1)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(162)	(137)
Deductions for surrender charges (note 2d)	(43)	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(177)	(193)	(46)	(54)	(554)	(751)	(354)	(319)
Asset charges (note 3)	(52)	(43)	(4)	(4)	(93)	(97)	(71)	(65)
Adjustments to maintain reserves	(3)	(2)	(13)	5	10	(5)	(8)	(1)

Net equity transactions	(322)	2,022	(63)	(53)	625	(4,548)	(595)	(522)

Net change in contract owners’ equity	(328)	4,568	(108)	128	(555)	523	(1,662)	3,275
Contract owners’ equity beginning of period	12,899	8,331	856	728	23,206	22,683	18,869	15,594

Contract owners’ equity end of period	$12,571	12,899	748	856	22,651	23,206	17,207	18,869

CHANGES IN UNITS:
Beginning units	1,105	895	53	57	1,712	2,118	1,097	1,133
Units purchased	39	234	-	-	98	234	-	-
Units redeemed	(60)	(24)	(4)	(4)	(48)	(640)	(35)	(36)

Ending units	1,084	1,105	49	53	1,762	1,712	1,062	1,097

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCF3		NVMM2		ACVIG2		ACVIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$558	267	11	35	78	72	1,549	1,647
Realized gain (loss) on investments	4,825	21,170	-	-	(121)	(136)	6,841	(30,176)
Change in unrealized gain (loss) on investments	(18,267)	(16,612)	-	-	209	824	(9,969)	41,834
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,884)	4,825	11	35	166	760	(1,579)	13,305

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,047	9,431	963,944	2,056,115	-	-	7,925	18,597
Transfers between funds	(4,484)	(309,336)	4,159,430	(9,774,487)	-	-	3,571	(21,666)
Surrenders (note 6)	(1,854)	(25,748)	(2,403,235)	(822,447)	-	(174)	(34)	(19,080)
Death Benefits (note 4)	-	-	(968)	(30,318)	-	-	-	-
Net policy repayments (loans) (note 5)	164	(3,616)	1,825,023	(518,632)	(319)	-	(730)	(493)
Deductions for surrender charges (note 2d)	(138)	(3,932)	(116,330)	(86,032)	-	-	-	(652)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,865)	(7,421)	(939,773)	(1,042,133)	(205)	(210)	(6,814)	(7,134)
Asset charges (note 3)	(478)	(594)	(63,943)	(70,493)	(20)	(20)	(491)	(517)
Adjustments to maintain reserves	2	(1)	(1)	2	(7)	4	(3)	(1)

Net equity transactions	(5,606)	(341,217)	3,424,147	(10,288,425)	(551)	(400)	3,424	(30,946)

Net change in contract owners’ equity	(18,490)	(336,392)	3,424,158	(10,288,390)	(385)	360	1,845	(17,641)
Contract owners’ equity beginning of period	93,028	429,420	15,426,790	25,715,180	6,119	5,759	98,054	115,695

Contract owners’ equity end of period	$74,538	93,028	18,850,948	15,426,790	5,734	6,119	99,899	98,054

CHANGES IN UNITS:
Beginning units	6,657	38,518	1,542,677	2,571,518	461	494	8,820	11,879
Units purchased	567	842	608,215	282,295	-	-	636	1,836
Units redeemed	(1,577)	(32,703)	(265,801)	(1,311,136)	(41)	(33)	(741)	(4,895)

Ending units	5,647	6,657	1,885,091	1,542,677	420	461	8,715	8,820

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVU2		ACVU3		ACVV2		ACVV3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	44	-	363	434	452	6,480	7,999
Realized gain (loss) on investments	(14)	(81)	(663)	(4,982)	(378)	(2,311)	(6,426)	(29,388)
Change in unrealized gain (loss) on investments	145	1,954	1,388	12,527	140	4,658	963	67,519
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131	1,917	725	7,908	196	2,799	1,017	46,130

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	3,695	5,138	-	-	31,651	36,048
Transfers between funds	-	-	3,917	(14,027)	-	(4,836)	(50,106)	21,251
Surrenders (note 6)	-	-	(2,069)	(2,823)	-	-	(38,033)	(5,376)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(116)	(98)	(2,244)	(4,922)	(126)	(111)	(8,691)	(2,373)
Deductions for surrender charges (note 2d)	-	-	(119)	(978)	(10)	-	(2,719)	(889)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(271)	(236)	(4,620)	(5,386)	(768)	(887)	(24,919)	(26,452)
Asset charges (note 3)	(54)	(49)	(301)	(318)	(101)	(103)	(1,639)	(1,728)
Adjustments to maintain reserves	(4)	5	(4)	5	-	7	1	(13)

Net equity transactions	(445)	(378)	(1,745)	(23,311)	(1,005)	(5,930)	(94,455)	20,468

Net change in contract owners’ equity	(314)	1,539	(1,020)	(15,403)	(809)	(3,131)	(93,438)	66,598
Contract owners’ equity beginning of period	13,994	12,455	55,354	70,757	23,592	26,723	386,368	319,770

Contract owners’ equity end of period	$13,680	13,994	54,334	55,354	22,783	23,592	292,930	386,368

CHANGES IN UNITS:
Beginning units	1,104	1,138	4,687	6,956	1,598	2,046	31,918	29,962
Units purchased	-	-	649	527	-	-	2,663	5,328
Units redeemed	(34)	(34)	(784)	(2,796)	(68)	(448)	(10,625)	(3,372)

Ending units	1,070	1,104	4,552	4,687	1,530	1,598	23,956	31,918

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FC2		FC2R		FEI2		FEI2R
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$298	362	4,004	6,260	570	377	6,081	5,123
Realized gain (loss) on investments	(477)	(2,536)	109,134	(67,153)	(186)	(4,239)	34,329	23,496
Change in unrealized gain (loss) on investments	(833)	8,538	(167,267)	138,736	(211)	7,816	(39,454)	19,430
Reinvested capital gains	-	16	-	284	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,012)	6,380	(54,129)	78,127	173	3,954	956	48,049

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	86,455	70,475	-	-	26,894	36,029
Transfers between funds	-	(1,576)	27,937	(274,949)	-	(4,837)	(56,504)	68,370
Surrenders (note 6)	-	(8,284)	(51,884)	(58,696)	-	(6,397)	(36,001)	(37,654)
Death Benefits (note 4)	-	-	-	(806)	-	-	-	-
Net policy repayments (loans) (note 5)	(678)	(171)	(132,814)	(997)	(118)	(101)	31	2,822
Deductions for surrender charges (note 2d)	(11)	(332)	(1,592)	(6,421)	-	(265)	(2,622)	(2,863)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(968)	(1,046)	(40,662)	(38,578)	(778)	(954)	(20,037)	(20,948)
Asset charges (note 3)	(143)	(146)	(3,025)	(2,822)	(90)	(99)	(1,387)	(1,380)
Adjustments to maintain reserves	(9)	6	11	(2)	4	1	1	(18)

Net equity transactions	(1,809)	(11,549)	(115,574)	(312,796)	(982)	(12,652)	(89,625)	44,358

Net change in contract owners’ equity	(2,821)	(5,169)	(169,703)	(234,669)	(809)	(8,698)	(88,669)	92,407
Contract owners’ equity beginning of period	38,505	43,674	671,785	906,454	24,774	33,472	349,643	257,236

Contract owners’ equity end of period	$35,684	38,505	502,082	671,785	23,965	24,774	260,974	349,643

CHANGES IN UNITS:
Beginning units	2,204	2,923	47,329	74,682	1,824	2,832	30,689	25,943
Units purchased	-	-	6,002	8,268	-	-	2,381	10,638
Units redeemed	(103)	(719)	(16,944)	(35,621)	(71)	(1,008)	(10,324)	(5,892)

Ending units	2,101	2,204	36,387	47,329	1,753	1,824	22,746	30,689

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FG2		FG2R		RSRF		RBKF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8	2	131	98	-	-	657	1,872
Realized gain (loss) on investments	23	(191)	32,925	(16,370)	65,047	6,682	115,522	(9,210)
Change in unrealized gain (loss) on investments	(46)	1,749	(35,337)	42,806	(91,004)	55,446	(6,605)	8,401
Reinvested capital gains	23	22	484	440	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8	1,582	(1,797)	26,974	(25,957)	62,128	109,574	1,063

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	8,047	12,022	73,303	90,725	1,190	2,591
Transfers between funds	-	-	10,418	(30,677)	(145,896)	(302,452)	407,312	(15,353)
Surrenders (note 6)	-	(2,966)	(20,232)	(8,267)	(26,862)	(23,301)	(6,127)	(3,084)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(6,825)	(289)	(70,349)	(912)	(9)	(372)
Deductions for surrender charges (note 2d)	-	(123)	(740)	(1,003)	(1,502)	(3,865)	(597)	(135)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(353)	(395)	(10,155)	(10,609)	(28,283)	(33,406)	(8,240)	(7,190)
Asset charges (note 3)	(30)	(31)	(725)	(646)	(1,840)	(2,103)	(745)	(594)
Adjustments to maintain reserves	(8)	(1)	3	(2)	(1)	(2)	27	(2)

Net equity transactions	(391)	(3,516)	(20,209)	(39,471)	(201,430)	(275,316)	392,811	(24,139)

Net change in contract owners’ equity	(383)	(1,934)	(22,006)	(12,497)	(227,387)	(213,188)	502,385	(23,076)
Contract owners’ equity beginning of period	6,547	8,481	132,627	145,124	521,506	734,694	147,900	170,976

Contract owners’ equity end of period	$6,164	6,547	110,621	132,627	294,119	521,506	650,285	147,900

CHANGES IN UNITS:
Beginning units	498	799	10,462	14,179	34,144	53,493	22,566	29,488
Units purchased	-	-	1,257	1,149	5,968	6,647	107,629	483
Units redeemed	(29)	(301)	(2,991)	(4,866)	(19,503)	(25,996)	(2,617)	(7,405)

Ending units	469	498	8,728	10,462	20,609	34,144	127,578	22,566

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RBMF		RBF		RVCMD		RCPF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	2,563	-	-	164,203	-	3,900	1,921
Realized gain (loss) on investments	(156,478)	109,124	44,896	26,321	(300,299)	51,325	32,886	4,892
Change in unrealized gain (loss) on investments	(20,685)	(18,197)	(92,031)	126,795	(19,101)	12,215	6,235	(1,275)
Reinvested capital gains	35,962	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(141,201)	93,490	(47,135)	153,116	(155,197)	63,540	43,021	5,538

Equity transactions:
Purchase payments received from contract owner (notes 2a and 6)	21,450	25,863	22,056	19,734	(4,217)	19,726	11,477	31,326
Transfers between funds	382,849	81,092	(3,003,871)	1,250,099	15,502	50,678	176,626	113,895
Surrenders (note 6)	(17,632)	(30,054)	(2,936)	(10,664)	(46,168)	(9,501)	(12,128)	(20,839)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,489	(14,373)	(4,597)	(1,426)	(2,108)	(1,505)	(464)	(1,485)
Deductions for surrender charges (note 2d)	(3,418)	(3,512)	(629)	(1,127)	(316)	(566)	(1,807)	(145)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,431)	(35,190)	(26,600)	(71,017)	(19,654)	(16,719)	(15,827)	(9,446)
Asset charges (note 3)	(2,042)	(1,749)	(1,802)	(4,865)	(1,804)	(1,374)	(977)	(366)
Adjustments to maintain reserves	(1,910)	(147)	(11)	192	(1,588)	7	4	11

Net equity transactions	350,355	21,930	(3,018,390)	1,180,926	(60,353)	40,746	156,904	112,951

Net change in contract owners’ equity	209,154	115,420	(3,065,525)	1,334,042	(215,550)	104,286	199,925	118,489
Contract owners’ equity beginning of period	592,532	477,112	3,331,693	1,997,651	460,367	356,081	180,562	62,073

Contract owners’ equity end of period	$801,686	592,532	266,168	3,331,693	244,817	460,367	380,487	180,562

CHANGES IN UNITS:
Beginning units	22,923	23,381	247,371	164,194	74,744	62,454	10,556	4,256
Units purchased	16,376	3,996	1,596	90,133	1,979	18,748	10,680	8,277
Units redeemed	(2,174)	(4,454)	(231,097)	(6,956)	(34,146)	(6,458)	(1,683)	(1,977)

Ending units	37,125	22,923	17,870	247,371	42,577	74,744	19,553	10,556

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVLDD		RELF		RENF		RESF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	1,158	-	-	-	3,797	-	-
Realized gain (loss) on investments	73,870	1,347	11,683	190,778	38,355	23,350	(171,358)	159,082
Change in unrealized gain (loss) on investments	(501)	(6,776)	(27,979)	(5,179)	(133,309)	100,814	(15,003)	12,975
Reinvested capital gains	-	-	54,975	5,003	3,193	-	48,198	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,369	(4,271)	38,679	190,602	(91,761)	127,961	(138,163)	172,057

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,341	38,307	(2,429)	1,842	35,577	45,326	30,431	37,450
Transfers between funds	614,460	28,019	154,939	(216,894)	(258,894)	172,863	321,993	129,789
Surrenders (note 6)	(20,670)	(14,300)	(3,123)	(8,304)	(10,679)	(39,192)	(42,828)	(33,165)
Death Benefits (note 4)	-	-	(1,966)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(39,497)	(12,986)	225	561	(9,461)	(1,706)	(3,697)	(1,882)
Deductions for surrender charges (note 2d)	(1,498)	(1,665)	(259)	(137)	(1,512)	(2,429)	(1,340)	(1,803)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,207)	(27,778)	(6,187)	(3,775)	(33,881)	(39,744)	(30,988)	(28,585)
Asset charges (note 3)	(1,208)	(1,086)	(314)	(192)	(2,723)	(2,413)	(2,678)	(1,668)
Adjustments to maintain reserves	(6)	144	(8,103)	2	431	(920)	248	(3)

Net equity transactions	542,715	8,655	132,783	(226,897)	(281,142)	131,785	271,141	100,133

Net change in contract owners’ equity	616,084	4,384	171,462	(36,295)	(372,903)	259,746	132,978	272,190
Contract owners’ equity beginning of period	247,605	243,221	29,992	66,287	844,144	584,398	655,436	383,246

Contract owners’ equity end of period	$863,689	247,605	201,454	29,992	471,241	844,144	788,414	655,436

CHANGES IN UNITS:
Beginning units	25,704	31,456	3,679	8,908	30,699	25,302	24,044	17,721
Units purchased	64,704	2,088	27,396	338	1,184	9,128	11,179	9,225
Units redeemed	(8,218)	(7,840)	(1,485)	(5,567)	(13,681)	(3,731)	(3,338)	(2,902)

Ending units	82,190	25,704	29,590	3,679	18,202	30,699	31,885	24,044

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RLCE		RFSF		RUGB		RHCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	12,498	97	1,750	21,503	14,592	-	637
Realized gain (loss) on investments	8,498	(167,251)	18,650	(60,998)	346,658	(150,364)	(44,927)	10,946
Change in unrealized gain (loss) on investments	(61,807)	12,952	(1,660)	2,299	22,925	15,037	7,557	(14,049)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(53,309)	(141,801)	17,087	(56,949)	391,086	(120,735)	(37,370)	(2,466)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,607	46,705	4,755	5,965	51,614	21,524	28,589	19,379
Transfers between funds	(550,008)	618,130	(45,664)	67,872	(46,860)	252,798	98,502	121,695
Surrenders (note 6)	(16,022)	(16,644)	(3,095)	(7,620)	(26,300)	(14,880)	(25,998)	(35,225)
Death Benefits (note 4)	-	-	-	-	-	(403)	-	-
Net policy repayments (loans) (note 5)	(9,548)	(955)	(1,870)	(567)	(146,270)	(19,353)	(242)	7,223
Deductions for surrender charges (note 2d)	(1,315)	(1,672)	(2)	-	(247)	(2,319)	(1,323)	(1,496)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,572)	(29,780)	(4,452)	(4,261)	(50,612)	(32,137)	(22,009)	(14,566)
Asset charges (note 3)	(2,322)	(1,981)	(411)	(329)	(3,598)	(2,294)	(1,432)	(888)
Adjustments to maintain reserves	(22)	(73)	8	2	13,873	19,957	5	217

Net equity transactions	(571,202)	613,730	(50,731)	61,062	(208,400)	222,893	76,092	96,339

Net change in contract owners’ equity	(624,511)	471,929	(33,644)	4,113	182,686	102,158	38,722	93,873
Contract owners’ equity beginning of period	942,045	470,116	83,036	78,923	388,634	286,476	274,444	180,571

Contract owners’ equity end of period	$317,534	942,045	49,392	83,036	571,320	388,634	313,166	274,444

CHANGES IN UNITS:
Beginning units	74,540	33,190	9,221	10,023	27,639	22,432	19,589	13,761
Units purchased	3,365	45,509	677	2,645	3,517	10,153	5,305	9,190
Units redeemed	(48,299)	(4,159)	(3,451)	(3,447)	(2,438)	(4,946)	(3,542)	(3,362)

Ending units	29,606	74,540	6,447	9,221	28,718	27,639	21,352	19,589

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RINF		RVIDD		RJNF		RVIMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	2,938	(15,285)	(42,459)	(176,706)	(54,047)	(21,048)	(292,041)	(81,028)
Change in unrealized gain (loss) on investments	547	(3,150)	11,030	(2,738)	1,652	(9,222)	217,853	(229,189)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,485	(18,435)	(31,429)	(179,444)	(52,395)	(30,270)	(74,188)	(310,217)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1,516)	4,548	2,516	240	15,256	14,468	593	(348,088)
Transfers between funds	(94,886)	132,707	(79,521)	394,967	(45,541)	134,398	(1,672,573)	1,077,729
Surrenders (note 6)	(5,875)	(3,054)	(350)	(64)	(10,574)	(3,609)	(428)	(4,720)
Death Benefits (note 4)	(1,947)	-	-	-	(1,914)	-	-	-
Net policy repayments (loans) (note 5)	2,044	(668)	(64,104)	(70,794)	(30,051)	(5,926)	(14)	(1,344)
Deductions for surrender charges (note 2d)	(840)	(48)	-	(1)	-	(262)	(9)	(671)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,004)	(5,487)	(18,508)	(38,332)	(12,259)	(12,049)	(5,579)	(41,326)
Asset charges (note 3)	(505)	(240)	(719)	(1,265)	(876)	(812)	(432)	(3,271)
Adjustments to maintain reserves	(46)	3	(5)	428	(4)	1,839	(7,879)	283,826

Net equity transactions	(112,575)	127,761	(160,691)	285,179	(85,963)	128,047	(1,686,321)	962,135

Net change in contract owners’ equity	(109,090)	109,326	(192,120)	105,735	(138,358)	97,777	(1,760,509)	651,918
Contract owners’ equity beginning of period	136,068	26,742	272,093	166,358	221,609	123,832	1,775,166	1,123,248

Contract owners’ equity end of period	$26,978	136,068	79,973	272,093	83,251	221,609	14,657	1,775,166

CHANGES IN UNITS:
Beginning units	7,752	1,840	68,440	29,170	37,782	18,408	358,241	169,355
Units purchased	89	6,503	812	61,980	3,248	23,541	137	197,510
Units redeemed	(6,096)	(591)	(41,668)	(22,710)	(20,626)	(4,167)	(355,186)	(8,624)

Ending units	1,745	7,752	27,584	68,440	20,404	37,782	3,192	358,241

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RAF		RVISC		RUF		RLCJ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	51,358	(396,101)	390,969	(125,332)	(73,856)	(107,551)	(129,285)	15,651
Change in unrealized gain (loss) on investments	61	1,046	(1,880)	3,267	(6,315)	(5,593)	(41,844)	30,187
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,419	(395,055)	389,089	(122,065)	(80,171)	(113,144)	(171,129)	45,838

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,136	71,589	(169,222)	5,832	1,846	8,584	14,590	21,485
Transfers between funds	6,335	428,045	(191,650)	115,645	32,206	475,134	(42,670)	65,609
Surrenders (note 6)	(10,001)	(26,244)	(5,029)	(24,010)	(656)	(5,547)	(1,906)	(11,650)
Death Benefits (note 4)	-	(276)	-	(415)	-	(577)	-	-
Net policy repayments (loans) (note 5)	(436)	15,258	(2,984)	(1,571)	(23,023)	(45,332)	(3,518)	676
Deductions for surrender charges (note 2d)	(2,373)	(5,999)	(1,293)	(1,006)	(617)	(603)	(949)	(1,131)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,561)	(87,553)	(33,888)	(19,300)	(17,882)	(28,656)	(14,067)	(21,118)
Asset charges (note 3)	(711)	(4,501)	(1,709)	(922)	(1,123)	(1,696)	(909)	(1,188)
Adjustments to maintain reserves	-	5,203	1,294	247	(5)	260	273	(4,990)

Net equity transactions	(12,611)	395,522	(404,481)	74,500	(9,254)	401,567	(49,156)	47,693

Net change in contract owners’ equity	38,808	467	(15,392)	(47,565)	(89,425)	288,423	(220,285)	93,531
Contract owners’ equity beginning of period	44,931	44,464	87,753	135,318	530,354	241,931	282,948	189,417

Contract owners’ equity end of period	$83,739	44,931	72,361	87,753	440,929	530,354	62,663	282,948

CHANGES IN UNITS:
Beginning units	9,042	7,045	18,802	20,984	83,300	31,555	21,949	17,004
Units purchased	15,489	19,982	1,008	6,584	-	63,038	1,565	8,066
Units redeemed	(5,791)	(17,985)	(3,028)	(8,766)	(7,159)	(11,293)	(16,673)	(3,121)

Ending units	18,740	9,042	16,782	18,802	76,141	83,300	6,841	21,949

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RLF		RMED		RVARS		RVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	185	-	-	-	-	-	-
Realized gain (loss) on investments	(18,413)	17,041	12,818	69,702	25,769	(4,374)	43,867	50,014
Change in unrealized gain (loss) on investments	7,756	(1,824)	(58,006)	48,693	(766)	9,685	(167,023)	(24,926)
Reinvested capital gains	-	-	-	-	-	-	83,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,657)	15,402	(45,188)	118,395	25,003	5,311	(39,948)	25,088

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,342	50,426	41,568	46,331	33,821	35,129	43,910	148,292
Transfers between funds	(475,097)	652,222	573,103	(237,749)	133,984	(258,914)	(3,028,958)	1,242,912
Surrenders (note 6)	(2,508)	(3,590)	(31,783)	(23,537)	(17,118)	(19,301)	(6,659)	(32,153)
Death Benefits (note 4)	-	-	-	-	-	(694)	(2,992)	-
Net policy repayments (loans) (note 5)	1,786	(131)	(5,565)	(3,164)	(3,020)	(154)	(13,552)	274
Deductions for surrender charges (note 2d)	(314)	(149)	(2,496)	(2,224)	(1,001)	(3,572)	(914)	(3,687)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,623)	(12,370)	(34,432)	(34,468)	(15,004)	(12,405)	(63,812)	(111,256)
Asset charges (note 3)	(647)	(537)	(1,953)	(1,751)	(856)	(684)	(3,494)	(5,548)
Adjustments to maintain reserves	(50)	(9)	(9)	(174)	2	1	271	41,779

Net equity transactions	(483,111)	685,862	538,433	(256,736)	130,808	(260,594)	(3,076,200)	1,280,613

Net change in contract owners’ equity	(493,768)	701,264	493,245	(138,341)	155,811	(255,283)	(3,116,148)	1,305,701
Contract owners’ equity beginning of period	755,368	54,104	414,897	553,238	113,443	368,726	3,659,594	2,353,893

Contract owners’ equity end of period	$261,600	755,368	908,142	414,897	269,254	113,443	543,446	3,659,594

CHANGES IN UNITS:
Beginning units	52,764	4,926	24,069	44,146	12,712	43,872	266,759	234,893
Units purchased	115	49,173	37,351	3,784	20,533	4,170	6,160	47,397
Units redeemed	(35,043)	(1,335)	(4,409)	(23,861)	(4,060)	(35,330)	(233,036)	(15,531)

Ending units	17,836	52,764	57,011	24,069	29,185	12,712	39,883	266,759

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ROF		RNF		RPMF		RREF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	97	373	1,308	222	9,491	11,960
Realized gain (loss) on investments	(30,135)	29,998	(43,649)	97,287	(594,703)	885,104	(109,387)	153
Change in unrealized gain (loss) on investments	(11,714)	(31,410)	4,850	(35,294)	(18,528)	(24,254)	94	1,481
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,849)	(1,412)	(38,702)	62,366	(611,923)	861,072	(99,802)	13,594

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,583	79,292	12,466	28,176	58,248	65,549	41,536	98,888
Transfers between funds	144,761	(719,441)	20,398	(273,924)	(252,133)	53,443	(110,166)	334,592
Surrenders (note 6)	(8,618)	(17,772)	(4,048)	(12,310)	(50,883)	(87,799)	(3,551)	(9,701)
Death Benefits (note 4)	-	-	-	-	-	(584)	-	-
Net policy repayments (loans) (note 5)	(24,417)	(1,150)	(4,300)	(683)	4,805	(16,155)	(2,195)	(9,136)
Deductions for surrender charges (note 2d)	(310)	(2,633)	(1,094)	(1,999)	(4,770)	(7,201)	(57)	(691)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,480)	(49,467)	(16,833)	(20,885)	(77,348)	(91,247)	(31,140)	(27,531)
Asset charges (note 3)	(2,786)	(2,914)	(1,130)	(1,417)	(6,513)	(7,269)	(1,830)	(1,672)
Adjustments to maintain reserves	181	(484)	1,126	234	549	(53)	(8)	97

Net equity transactions	104,914	(714,569)	6,585	(282,808)	(328,045)	(91,316)	(107,411)	384,846

Net change in contract owners’ equity	63,065	(715,981)	(32,117)	(220,442)	(939,968)	769,756	(207,213)	398,440
Contract owners’ equity beginning of period	559,338	1,275,319	189,704	410,146	2,099,859	1,330,103	611,149	212,709

Contract owners’ equity end of period	$622,403	559,338	157,587	189,704	1,159,891	2,099,859	403,936	611,149

CHANGES IN UNITS:
Beginning units	36,327	98,137	15,731	40,801	88,888	77,742	41,152	17,884
Units purchased	8,232	5,654	-	2,864	3,224	23,824	2,802	26,925
Units redeemed	(4,994)	(67,464)	(2,509)	(27,934)	(27,375)	(12,678)	(17,357)	(3,657)

Ending units	39,565	36,327	13,222	15,731	64,737	88,888	26,597	41,152

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RRF		RMEK		RTF		RVLCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	105,304	(14,471)	(202,600)	(113,773)	77,903	34,905	13,541	53,592
Change in unrealized gain (loss) on investments	(5,033)	(1,678)	33,500	(112,555)	(181,712)	112,460	(109,089)	67,564
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,271	(16,149)	(169,100)	(226,328)	(103,809)	147,365	(95,548)	121,156

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(25)	7,970	(61,194)	59,879	27,669	22,905	42,330	26,280
Transfers between funds	42,864	614,406	(738,830)	537,687	(753,143)	(146,855)	(212,994)	757,489
Surrenders (note 6)	(32,079)	(16,824)	(76,272)	(95,749)	(3,484)	(17,689)	(28,906)	(142,412)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(194)	15,687	(102,558)	4,838	(91,181)	(5,746)	(17,702)	15,065
Deductions for surrender charges (note 2d)	(879)	(35)	(1,561)	(1,316)	(701)	(1,024)	(1,284)	(5,536)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,094)	(17,269)	(81,420)	(93,515)	(67,950)	(69,744)	(42,143)	(27,691)
Asset charges (note 3)	(1,315)	(428)	(4,935)	(6,272)	(3,418)	(3,581)	(3,467)	(1,954)
Adjustments to maintain reserves	(10)	8	6,520	45,442	11	21,793	28	8

Net equity transactions	(3,732)	603,515	(1,060,250)	450,994	(892,197)	(199,941)	(264,138)	621,249

Net change in contract owners’ equity	96,539	587,366	(1,229,350)	224,666	(996,006)	(52,576)	(359,686)	742,405
Contract owners’ equity beginning of period	664,719	77,353	1,777,176	1,552,510	1,550,019	1,602,595	1,081,968	339,563

Contract owners’ equity end of period	$761,258	664,719	547,826	1,777,176	554,013	1,550,019	722,282	1,081,968

CHANGES IN UNITS:
Beginning units	48,818	7,109	118,795	143,052	148,122	192,146	83,235	32,661
Units purchased	7,556	43,151	3,200	-	2,967	7,987	3,247	64,768
Units redeemed	(3,279)	(1,442)	(80,295)	(24,257)	(95,971)	(52,011)	(30,306)	(14,194)

Ending units	53,095	48,818	41,700	118,795	55,118	148,122	56,176	83,235

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVLCV		RVMCG		RVMCV		RVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$124	3,058	-	-	-	3,619	-	-
Realized gain (loss) on investments	(90,126)	9,034	(69,439)	218,643	(69,317)	18,139	(112,690)	172,929
Change in unrealized gain (loss) on investments	(32,131)	19,089	(59,817)	(42,854)	(32,164)	7,895	53,375	(41,548)
Reinvested capital gains	-	-	60,341	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(122,133)	31,181	(68,915)	175,789	(101,481)	29,653	(59,315)	131,381

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,043	40,366	69,945	60,987	32,536	83,194	34,290	34,091
Transfers between funds	168,653	123,706	(10,002)	427,560	191,241	(198,466)	(692,684)	1,137,998
Surrenders (note 6)	(28,292)	(8,212)	(6,771)	(9,754)	(340)	(20,357)	(23,753)	(5,355)
Death Benefits (note 4)	(3,891)	-	-	-	(3,913)	-	-	-
Net policy repayments (loans) (note 5)	(2,774)	(156)	(93,871)	(2,265)	(67,306)	(2,816)	(8,878)	(2,132)
Deductions for surrender charges (note 2d)	(1,079)	(321)	(1,039)	(2,077)	(61)	(1,705)	(542)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,640)	(16,781)	(57,300)	(42,518)	(21,718)	(33,546)	(40,079)	(26,515)
Asset charges (note 3)	(1,724)	(1,314)	(4,129)	(2,731)	(1,407)	(1,757)	(3,069)	(1,917)
Adjustments to maintain reserves	(9)	(126)	19	6	5	208	9	25

Net equity transactions	143,287	137,162	(103,148)	429,208	129,037	(175,245)	(734,706)	1,136,195

Net change in contract owners’ equity	21,154	168,343	(172,063)	604,997	27,556	(145,592)	(794,021)	1,267,576
Contract owners’ equity beginning of period	421,007	252,664	1,010,705	405,708	382,515	528,107	1,532,846	265,270

Contract owners’ equity end of period	$442,161	421,007	838,642	1,010,705	410,071	382,515	738,825	1,532,846

CHANGES IN UNITS:
Beginning units	34,526	24,930	56,274	29,948	26,172	43,407	104,953	22,776
Units purchased	7,824	13,189	4,101	34,234	10,661	6,135	2,349	88,054
Units redeemed	(4,903)	(3,593)	(13,372)	(7,908)	(6,615)	(23,370)	(58,433)	(5,877)

Ending units	37,447	34,526	47,003	56,274	30,218	26,172	48,869	104,953

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVSCV		RVSDL		RTEC		RTEL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	261	2,800
Realized gain (loss) on investments	(58,894)	(53,214)	(11,701)	14,492	(9,847)	49,004	(27,200)	13,093
Change in unrealized gain (loss) on investments	(44,641)	72,631	7,113	(13,880)	(16,213)	(23,762)	(2,540)	1,223
Reinvested capital gains	-	-	-	-	7,380	-	742	-

Net increase (decrease) in contract owners’ equity resulting from operations	(103,535)	19,417	(4,588)	612	(18,680)	25,242	(28,737)	17,116

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,793	21,910	1,413	4,785	6,936	8,385	3,540	12,363
Transfers between funds	(5,807)	298,506	(29,796)	42,082	(67,507)	47,127	(90,667)	107,667
Surrenders (note 6)	(53)	(5,851)	(125)	(7,706)	(25,993)	(20,599)	(42)	(9,145)
Death Benefits (note 4)	-	-	-	-	(1,956)	-	-	-
Net policy repayments (loans) (note 5)	(1,483)	(321)	(1,646)	(8,875)	906	(6,726)	(620)	4,293
Deductions for surrender charges (note 2d)	(1,423)	(276)	-	(338)	(1,895)	-	-	(6)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,957)	(21,375)	(8,061)	(9,971)	(13,745)	(9,867)	(3,725)	(4,978)
Asset charges (note 3)	(1,450)	(1,643)	(585)	(704)	(1,152)	(637)	(356)	(295)
Adjustments to maintain reserves	-	(789)	1	(757)	5	10	(6)	5

Net equity transactions	(12,380)	290,161	(38,799)	18,516	(104,401)	17,693	(91,876)	109,904

Net change in contract owners’ equity	(115,915)	309,578	(43,387)	19,128	(123,081)	42,935	(120,613)	127,020
Contract owners’ equity beginning of period	518,701	209,123	198,433	179,305	227,887	184,952	147,353	20,333

Contract owners’ equity end of period	$402,786	518,701	155,046	198,433	104,806	227,887	26,740	147,353

CHANGES IN UNITS:
Beginning units	38,941	19,640	26,628	22,977	18,535	16,853	11,113	1,756
Units purchased	1,423	26,611	210	7,025	576	5,190	284	10,211
Units redeemed	(6,972)	(7,310)	(5,106)	(3,374)	(9,723)	(3,508)	(9,041)	(854)

Ending units	33,392	38,941	21,732	26,628	9,388	18,535	2,356	11,113

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RTRF		RUTL		RVWDL		RVCEQ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	8,371	5,434	-	-	-	168
Realized gain (loss) on investments	(74,500)	5,911	44,752	7,022	5,258	(18,548)		9,426
Change in unrealized gain (loss) on investments	8,974	(916)	23,478	(383)	(5,627)	9,330	-	(5,216)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,526)	4,995	76,601	12,073	(369)	(9,218)	-	4,378

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,108	72,387	21,839	18,465	6,830	19,666	-	287
Transfers between funds	(50,257)	147,942	610,750	61,051	(22,575)	(68,497)	-	(40,266)
Surrenders (note 6)	(4,364)	(11,781)	(782)	(33,115)	(6,640)	(66)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	3,267	5,471	(399)	24,538	(51)	(714)	-	-
Deductions for surrender charges (note 2d)	(836)	(13)	(325)	(1,668)	(806)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,044)	(21,006)	(16,791)	(14,541)	(5,589)	(7,576)	-	(614)
Asset charges (note 3)	(324)	(888)	(1,438)	(722)	(429)	(455)	-	(44)
Adjustments to maintain reserves	31	18	(39)	(17)	(2)	37	-	1

Net equity transactions	(55,419)	192,130	612,815	53,991	(29,262)	(57,605)	-	(40,636)

Net change in contract owners’ equity	(120,945)	197,125	689,416	66,064	(29,631)	(66,823)	-	(36,258)
Contract owners’ equity beginning of period	328,309	131,184	211,240	145,176	73,673	140,496	-	36,258

Contract owners’ equity end of period	$207,364	328,309	900,656	211,240	44,042	73,673	-	-

CHANGES IN UNITS:
Beginning units	21,629	10,728	12,812	9,411	6,738	12,129	-	4,656
Units purchased	654	13,434	37,418	5,081	601	1,893	-	38
Units redeemed	(6,913)	(2,533)	(3,255)	(1,680)	(3,157)	(7,284)	-	(4,694)

Ending units	15,370	21,629	46,975	12,812	4,182	6,738	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SAM2
	2011	2010
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	46
Transfers between funds	-	(24,183)
Surrenders (note 6)	-	(6)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	51,801
Deductions for surrender charges (note 2d)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(27,239)
Asset charges (note 3)	-	(418)
Adjustments to maintain reserves	-	(1)

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	5,768
Units redeemed	-	(5,768)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide VLI Separate Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.
(b) The Contracts
Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.
With certain exceptions, contract owners may invest in the following:
NATIONWIDE FUNDS GROUP
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Fund - Class II (TRF2)
NVIT Fund - Class III (TRF3)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class III (GBF3)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
NVIT Money Market Fund - Class II (NVMM2)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class II (ACVIG2)
VP Income & Growth Fund - Class III (ACVIG3)
VP Ultra(R) Fund - Class II (ACVU2)
VP Ultra(R) Fund - Class III (ACVU3)
VP Value Fund - Class II (ACVV2)
VP Value Fund - Class III (ACVV3)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund Portfolio - Service Class 2 (FC2)
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
RYDEX FUNDS
Variable Trust: All-Cap Opportunity Fund (RSRF)
Variable Trust: Banking Fund (RBKF)
Variable Trust: Basic Materials Fund (RBMF)
Variable Trust: Biotechnology Fund (RBF)
Variable Trust: Commodities Strategy Fund (RVCMD)
Variable Trust: Consumer Products Fund (RCPF)
Variable Trust: Dow 2x Strategy Fund (RVLDD)
Variable Trust: Electronics Fund (RELF)
Variable Trust: Energy Fund (RENF)
Variable Trust: Energy Services Fund (RESF)
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
Variable Trust: Financial Services Fund (RFSF)
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
Variable Trust: Health Care Fund (RHCF)
Variable Trust: Internet Fund (RINF)
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
Variable Trust: Japan 2x Strategy Fund (RLCJ)
Variable Trust: Leisure Fund (RLF)
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
Variable Trust: NASDAQ-100(R) Fund (ROF)
Variable Trust: Nova Fund (RNF)
Variable Trust: Precious Metals Fund (RPMF)
Variable Trust: Real Estate Fund (RREF)
Variable Trust: Retailing Fund (RRF)
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
Variable Trust: S&P 500 2x Strategy Fund (RTF)
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
Variable Trust: Technology Fund (RTEC)
Variable Trust: Telecommunications Fund (RTEL)
Variable Trust: Transportation Fund (RTRF)
Variable Trust: Utilities Fund (RUTL)
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
* At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(g) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(2) Policy Charges
(a) Deductions from Premiums
The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $118,366 and $200,836, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.
(b) Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value).
(c) Administrative Charges
The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.
(d) Surrender Charges
Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first and second years, and declines in specified percentages each year thereafter. After the ninth year, the charge is 0%. Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.
(3) Asset Charges
The Company deducts a charge related to the assumption of mortality and expense risk.
This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.
(4) Death Benefits
Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.
There are three options a contract owner may choose when determining the death benefit:
1) The death benefit will be the greater of the Specified Amount or minimum required death benefit;
2) The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;
3) The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.
For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.
(5) Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow 90.0% of a policy’s variable cash surrender value plus 100.0% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.
At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.
(6) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $2,702,222 and $1,297,330, respectively, and total transfers from the Account to the fixed account were $2,554,891 and $2,161,963, respectively.
(7) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$50,055,940	$0	$0	$50,055,940
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class III (HIBF3)	$7,040,302	$6,430,345
NVIT Fund - Class II (TRF2)	20	4,373
NVIT Fund - Class III (TRF3)	40,326	35,025
NVIT Government Bond Fund - Class I (GBF)	970	2,028
NVIT Government Bond Fund - Class III (GBF3)	2,861,420	1,796,395
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	55	1
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	1,007,870	615,179
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	3,750,878	2,127,194
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	61	-
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	833,349	598,006
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	620	5,251
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	102,993	181,536
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	35,900	44,425
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	32	2,420
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	7	8
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	1,016	1,336
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	10	57
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	1,371	660
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	85	588
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	45,376	50,427
NVIT Money Market Fund - Class II (NVMM2)	145,745,664	142,321,503
VP Income & Growth Fund - Class II (ACVIG2)	78	544
VP Income & Growth Fund - Class III (ACVIG3)	52,550	47,574
VP Ultra(R) Fund - Class II (ACVU2)	-	441
VP Ultra(R) Fund - Class III (ACVU3)	6,528	8,270
VP Value Fund - Class II (ACVV2)	434	1,005
VP Value Fund - Class III (ACVV3)	33,208	121,184
Contrafund Portfolio - Service Class 2 (FC2)	301	1,803
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)	949,402	1,060,984
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	570	986
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)	21,693	105,238
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	34	386
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)	94,061	113,658
Variable Trust: All-Cap Opportunity Fund (RSRF)	699,925	901,352
Variable Trust: Banking Fund (RBKF)	13,770,865	13,377,399
Variable Trust: Basic Materials Fund (RBMF)	10,637,744	10,251,419
Variable Trust: Biotechnology Fund (RBF)	2,428,911	5,447,296
Variable Trust: Commodities Strategy Fund (RVCMD)	22,818,559	22,714,711
Variable Trust: Consumer Products Fund (RCPF)	3,690,614	3,529,802
Variable Trust: Dow 2x Strategy Fund (RVLDD)	7,157,064	6,614,342
Variable Trust: Electronics Fund (RELF)	7,878,850	7,691,092
Variable Trust: Energy Fund (RENF)	12,211,090	12,489,021
Variable Trust: Energy Services Fund (RESF)	16,320,398	16,001,082
Variable Trust: Europe 1.25x Strategy Fund (RLCE)	5,784,498	6,355,696
Variable Trust: Financial Services Fund (RFSF)	6,724,212	6,774,844
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)	39,595,250	39,775,974
Variable Trust: Health Care Fund (RHCF)	7,077,180	7,001,092
Variable Trust: Internet Fund (RINF)	2,058,418	2,170,982
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)	3,227,929	3,388,619
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)	22,723,845	22,809,748
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)	5,685,715	7,088,188
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)	16,482,180	16,494,792
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)	30,588,838	30,993,319
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)	5,547,674	5,556,926
Variable Trust: Japan 2x Strategy Fund (RLCJ)	4,668,425	4,717,588
Variable Trust: Leisure Fund (RLF)	3,180,975	3,664,086
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)	8,278,599	7,740,157
Variable Trust: Multi-Hedge Strategies Fund (RVARS)	1,082,617	951,810
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)	30,454,617	33,447,609
Variable Trust: NASDAQ-100(R) Fund (ROF)	13,398,918	13,294,007
Variable Trust: Nova Fund (RNF)	4,211,034	4,204,356
Variable Trust: Precious Metals Fund (RPMF)	20,005,889	20,332,624
Variable Trust: Real Estate Fund (RREF)	11,569,825	11,667,736
Variable Trust: Retailing Fund (RRF)	18,460,142	18,463,863
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)	30,014,967	31,075,219
Variable Trust: S&P 500 2x Strategy Fund (RTF)	4,825,749	5,717,944
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)	2,575,199	2,839,341
Variable Trust: S&P 500 Pure Value Fund (RVLCV)	1,842,613	1,699,196

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)	6,862,199	6,905,009
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)	1,651,438	1,522,408
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)	6,783,013	7,517,714
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)	1,686,990	1,699,370
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)	3,214,573	3,253,373
Variable Trust: Technology Fund (RTEC)	3,119,277	3,216,303
Variable Trust: Telecommunications Fund (RTEL)	868,065	958,932
Variable Trust: Transportation Fund (RTRF)	6,191,003	6,246,423
Variable Trust: Utilities Fund (RUTL)	7,392,003	6,770,816
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)	4,583,467	4,612,726

Total	$602,658,540	$605,625,136

(8) Financial Highlights
The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.00%	346,142	$13.633689	$4,719,192	5.22%	3.81%
2010	0.00%	309,139	13.133739	4,060,151	8.28%	13.16%
2009	0.00%	279,704	11.606343	3,246,341	8.77%	46.08%
2008	0.00%	274,948	7.945275	2,184,538	9.94%	-28.10%
2007	0.00%	11,908	11.050073	131,584	5.31%	3.17%
NVIT Fund - Class II (TRF2)
2011	0.00%	163	12.941261	2,109	0.63%	0.38%
2010	0.00%	497	12.892491	6,408	0.73%	13.22%
2009	0.00%	653	11.386836	7,436	1.10%	25.56%
2008	0.00%	745	9.069070	6,756	1.18%	-41.61%
2007	0.00%	850	15.531959	13,202	0.83%	7.89%
NVIT Fund - Class III (TRF3)
2011	0.00%	4,276	11.519574	49,258	1.30%	0.79%
2010	0.00%	3,699	11.429731	42,279	1.12%	13.47%
2009	0.00%	3,457	10.072787	34,822	1.35%	26.16%
2008	0.00%	2,677	7.983847	21,373	3.17%	-41.54%
2007	0.00%	1,890	13.657504	25,813	1.76%	8.22%
NVIT Government Bond Fund - Class I (GBF)
2011	0.00%	1,983	15.115772	29,975	2.95%	7.25%
2010	0.00%	2,122	14.093370	29,906	2.92%	4.78%
2009	0.00%	2,273	13.450226	30,572	3.41%	2.69%
2008	0.00%	2,449	13.098136	32,077	4.22%	7.72%
2007	0.00%	2,614	12.159545	31,785	4.42%	7.16%
NVIT Government Bond Fund - Class III (GBF3)
2011	0.00%	123,671	13.980584	1,728,993	4.09%	7.26%
2010	0.00%	48,843	13.034427	636,641	3.05%	4.79%
2009	0.00%	100,792	12.438610	1,253,712	3.49%	2.69%
2008	0.00%	129,103	12.112370	1,563,743	4.98%	7.73%
2007	0.00%	40,388	11.243704	454,111	4.65%	7.15%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.00%	6	13.303663	80	2.02%	-3.93%
2010	0.00%	2	13.848012	28	1.64%	14.63%
2009	0.00%	2	12.080820	24	1.42%	27.21%
2008	0.00%	395	9.497063	3,751	2.04%	-36.84%
2007	0.00%	450	15.037103	6,767	1.92%	5.96%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2011	0.00%	116,346	12.291406	1,430,056	1.86%	-3.94%
2010	0.00%	88,758	12.795118	1,135,669	1.46%	14.57%
2009	0.00%	38,031	11.168245	424,740	0.95%	27.37%
2008	0.00%	24,979	8.768562	219,030	1.45%	-36.89%
2007	0.00%	196,210	13.893242	2,725,993	4.87%	5.97%
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2011	0.00%	150,326	12.944848	1,945,947	3.00%	2.94%
2010	0.00%	28,819	12.575102	362,402	2.04%	5.93%
2009	0.00%	13,818	11.871028	164,034	1.75%	9.25%
2008	0.00%	16,092	10.866345	174,861	3.51%	-6.18%
2007	0.00%	9,988	11.581503	115,676	4.29%	5.43%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00%	208	13.655036	2,840	2.13%	-0.04%
2010	0.00%	208	13.660579	2,841	2.09%	10.91%
2009	0.00%	297	12.316469	3,658	1.55%	19.14%
2008	0.00%	305	10.338217	3,153	1.66%	-23.20%
2007	0.00%	1,346	13.460367	18,118	2.30%	5.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2011	0.00%	55,775	$12.856189	$717,054	2.12%	-0.04%
2010	0.00%	39,081	12.861227	502,630	1.99%	10.86%
2009	0.00%	40,018	11.601785	464,280	1.55%	19.37%
2008	0.00%	46,082	9.718804	447,862	2.89%	-23.37%
2007	0.00%	44,914	12.682135	569,605	3.04%	5.70%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.00%	1,674	13.612197	22,787	2.01%	-2.13%
2010	0.00%	2,061	13.907940	28,664	2.00%	12.83%
2009	0.00%	2,981	12.326065	36,744	1.31%	24.39%
2008	0.00%	3,221	9.909016	31,917	2.45%	-31.39%
2007	0.00%	3,506	14.442614	50,636	2.07%	6.15%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2011	0.00%	43,904	12.630898	554,547	2.00%	-2.14%
2010	0.00%	51,103	12.907625	659,618	1.86%	12.92%
2009	0.00%	53,728	11.431162	614,173	1.45%	24.27%
2008	0.00%	35,715	9.198575	328,527	2.06%	-31.39%
2007	0.00%	85,062	13.406873	1,140,415	3.02%	6.16%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2007	0.00%	212	12.780655	2,709	3.05%	5.86%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2011	0.00%	15,076	13.070245	197,047	2.35%	2.16%
2010	0.00%	16,071	12.793288	205,601	1.60%	8.46%
2009	0.00%	3,341	11.794941	39,407	2.72%	14.63%
2008	0.00%	1,966	10.289483	20,229	2.32%	-15.03%
2007	0.00%	19,792	12.108905	239,659	3.59%	5.82%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.00%	72	15.079522	1,086	0.00%	-4.23%
2010	0.00%	229	15.745451	3,606	0.00%	26.82%
2009	0.00%	1,542	12.415831	19,145	0.00%	24.16%	4/24/2009
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	0.00%	1	11.947304	12	0.00%	-0.86%
2010	0.00%	1	12.051057	12	0.00%	25.10%
2009	0.00%	1	9.632865	10	0.00%	27.19%
2008	0.00%	176	7.573815	1,333	0.00%	-46.54%
2007	0.00%	192	14.165991	2,720	0.00%	9.50%
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2011	0.00%	1,084	11.596954	12,571	0.00%	-0.65%
2010	0.00%	1,105	11.672997	12,899	0.00%	25.41%
2009	0.00%	895	9.307981	8,331	0.00%	27.63%
2008	0.00%	1,017	7.292775	7,417	0.00%	-46.45%
2007	0.00%	844	13.619779	11,495	0.00%	9.81%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	0.00%	49	15.270004	748	0.30%	-5.45%
2010	0.00%	53	16.150662	856	0.36%	26.47%
2009	0.00%	57	12.769979	728	0.45%	25.86%
2008	0.00%	218	10.146116	2,212	0.91%	-32.30%
2007	0.00%	238	14.986718	3,567	0.97%	-7.23%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2011	0.00%	1,762	12.855071	22,651	0.41%	-5.16%
2010	0.00%	1,712	13.554789	23,206	0.64%	26.57%
2009	0.00%	2,118	10.709743	22,683	0.52%	26.33%
2008	0.00%	2,067	8.477744	17,523	1.13%	-32.21%
2007	0.00%	1,882	12.505138	23,535	1.15%	-6.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	0.00%	1,062	$16.202810	$17,207	0.46%	-5.80%
2010	0.00%	1,097	17.200915	18,869	0.06%	24.98%
2009	0.00%	1,133	13.763093	15,594	0.17%	34.43%
2008	0.00%	1,555	10.238139	15,920	0.61%	-38.35%
2007	0.00%	1,648	16.607844	27,370	0.00%	1.89%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2011	0.00%	5,647	13.199640	74,538	0.59%	-5.54%
2010	0.00%	6,657	13.974516	93,028	0.18%	25.35%
2009	0.00%	38,518	11.148548	429,420	0.20%	34.73%
2008	0.00%	7,017	8.274662	58,063	0.69%	-38.16%
2007	0.00%	4,660	13.381102	62,356	0.02%	2.11%
NVIT Money Market Fund - Class II (NVMM2)
2011	0.00%	1,885,091	10.000020	18,850,948	0.00%	0.00%
2010	0.00%	1,542,677	10.000013	15,426,790	0.00%	0.00%
2009	0.00%	2,571,518	10.000000	25,715,180	0.00%	0.00%	12/11/2009
VP Income & Growth Fund - Class II (ACVIG2)
2011	0.00%	420	13.651866	5,734	1.30%	2.86%
2010	0.00%	461	13.272724	6,119	1.27%	13.86%
2009	0.00%	494	11.657064	5,759	4.37%	17.77%
2008	0.00%	517	9.897787	5,117	1.70%	-34.73%
2007	0.00%	718	15.163917	10,888	1.60%	-0.43%
VP Income & Growth Fund - Class III (ACVIG3)
2011	0.00%	8,715	11.462922	99,899	1.46%	3.11%
2010	0.00%	8,820	11.117198	98,054	1.51%	14.15%
2009	0.00%	11,879	9.739449	115,695	4.90%	18.10%
2008	0.00%	11,835	8.246990	97,603	2.40%	-34.59%
2007	0.00%	17,228	12.607351	217,199	1.48%	-0.07%
VP Ultra(R) Fund - Class II (ACVU2)
2011	0.00%	1,070	12.784814	13,680	0.00%	0.86%
2010	0.00%	1,104	12.675540	13,994	0.36%	15.82%
2009	0.00%	1,138	10.944258	12,455	0.21%	34.52%
2008	0.00%	1,574	8.135719	12,806	0.00%	-41.65%
2007	0.00%	1,664	13.942182	23,200	0.00%	20.84%
VP Ultra(R) Fund - Class III (ACVU3)
2011	0.00%	4,552	11.936225	54,334	0.00%	1.07%
2010	0.00%	4,687	11.810174	55,354	0.61%	16.10%
2009	0.00%	6,956	10.172081	70,757	0.31%	34.54%
2008	0.00%	7,813	7.560823	59,073	0.00%	-41.52%
2007	0.00%	7,520	12.928640	97,223	0.00%	21.04%
VP Value Fund - Class II (ACVV2)
2011	0.00%	1,530	14.891090	22,783	1.86%	0.86%
2010	0.00%	1,598	14.763593	23,592	1.98%	13.04%
2009	0.00%	2,046	13.060975	26,723	5.69%	19.72%
2008	0.00%	2,572	10.909345	28,059	2.28%	-26.80%
2007	0.00%	2,872	14.904082	42,805	1.73%	-5.31%
VP Value Fund - Class III (ACVV3)
2011	0.00%	23,956	12.227834	292,930	1.95%	1.01%
2010	0.00%	31,918	12.105010	386,368	2.27%	13.42%
2009	0.00%	29,962	10.672512	319,770	5.59%	19.86%
2008	0.00%	29,398	8.904231	261,767	2.62%	-26.78%
2007	0.00%	40,622	12.160229	493,973	1.35%	-5.14%
Contrafund Portfolio - Service Class 2 (FC2)
2011	0.00%	2,101	16.984118	35,684	0.78%	-2.78%
2010	0.00%	2,204	17.470468	38,505	0.97%	16.93%
2009	0.00%	2,923	14.941493	43,674	1.13%	35.47%
2008	0.00%	4,369	11.029518	48,188	0.78%	-42.69%
2007	0.00%	4,758	19.245347	91,569	0.57%	17.30%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2011	0.00%	36,387	$13.798392	$502,082	0.56%	-2.79%
2010	0.00%	47,329	14.193940	671,785	0.99%	16.94%
2009	0.00%	74,682	12.137523	906,454	1.41%	35.46%
2008	0.00%	59,096	8.960063	529,504	0.60%	-42.69%
2007	0.00%	102,134	15.633758	1,596,738	1.01%	17.30%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2011	0.00%	1,753	13.671063	23,965	2.29%	0.66%
2010	0.00%	1,824	13.582085	24,774	1.48%	14.92%
2009	0.00%	2,832	11.819074	33,472	2.02%	29.88%
2008	0.00%	4,127	9.099694	37,554	2.24%	-42.81%
2007	0.00%	4,452	15.911679	70,839	1.19%	1.27%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2011	0.00%	22,746	11.473394	260,974	2.00%	0.70%
2010	0.00%	30,689	11.393092	349,643	1.74%	14.90%
2009	0.00%	25,943	9.915421	257,236	1.53%	29.95%
2008	0.00%	29,744	7.630455	226,960	2.57%	-42.82%
2007	0.00%	24,786	13.343675	330,736	1.76%	1.27%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	0.00%	469	13.142471	6,164	0.13%	-0.03%
2010	0.00%	498	13.146754	6,547	0.03%	23.86%
2009	0.00%	799	10.614127	8,481	0.20%	27.97%
2008	0.00%	893	8.294550	7,407	0.56%	-47.31%
2007	0.00%	1,094	15.741342	17,221	0.51%	26.66%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2011	0.00%	8,728	12.674215	110,621	0.09%	-0.02%
2010	0.00%	10,462	12.677004	132,627	0.07%	23.86%
2009	0.00%	14,179	10.235132	145,124	0.18%	27.98%
2008	0.00%	15,682	7.997632	125,419	0.24%	-47.31%
2007	0.00%	41,960	15.178221	636,878	0.40%	26.66%
Variable Trust: All-Cap Opportunity Fund (RSRF)
2011	0.00%	20,609	14.271377	294,119	0.00%	-6.56%
2010	0.00%	34,144	15.273713	521,506	0.00%	11.21%
2009	0.00%	53,493	13.734401	734,694	0.14%	27.29%
2008	0.00%	45,909	10.789544	495,337	0.00%	-40.73%
2007	0.00%	57,518	18.205576	1,047,148	0.00%	22.75%
Variable Trust: Banking Fund (RBKF)
2011	0.00%	127,578	5.097156	650,285	0.22%	-22.23%
2010	0.00%	22,566	6.554119	147,900	1.42%	13.04%
2009	0.00%	29,488	5.798144	170,976	4.66%	-3.43%
2008	0.00%	8,143	6.004219	48,892	0.10%	-41.16%
2007	0.00%	2,542	10.204559	25,940	1.72%	-27.08%
Variable Trust: Basic Materials Fund (RBMF)
2011	0.00%	37,125	21.594225	801,686	0.00%	-16.46%
2010	0.00%	22,923	25.848784	592,532	0.68%	26.67%
2009	0.00%	23,381	20.405965	477,112	0.32%	55.46%
2008	0.00%	17,231	13.126195	226,178	0.64%	-45.40%
2007	0.00%	29,380	24.039646	706,285	0.14%	33.97%
Variable Trust: Biotechnology Fund (RBF)
2011	0.00%	17,870	14.894667	266,168	0.00%	10.59%
2010	0.00%	247,371	13.468405	3,331,693	0.00%	10.70%
2009	0.00%	164,194	12.166406	1,997,651	0.00%	18.34%
2008	0.00%	16,986	10.280937	174,632	0.00%	-11.78%
2007	0.00%	15,098	11.653173	175,940	0.00%	4.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Commodities Strategy Fund (RVCMD)
2011	0.00%	42,577	$5.749984	$244,817	30.08%	-6.64%
2010	0.00%	74,744	6.159247	460,367	0.00%	8.03%
2009	0.00%	62,454	5.701499	356,081	2.05%	11.56%
2008	0.00%	32,869	5.110532	167,978	1.83%	-49.02%
2007	0.00%	33,836	10.025298	339,216	0.00%	31.02%
Variable Trust: Consumer Products Fund (RCPF)
2011	0.00%	19,553	19.459262	380,487	1.23%	13.76%
2010	0.00%	10,556	17.105174	180,562	2.14%	17.28%
2009	0.00%	4,256	14.584742	62,073	1.70%	19.12%
2008	0.00%	7,423	12.243999	90,888	0.08%	-23.39%
2007	0.00%	17,676	15.982190	282,501	2.69%	11.08%
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2011	0.00%	82,190	10.508449	863,689	0.00%	9.09%
2010	0.00%	25,704	9.632940	247,605	0.48%	24.58%
2009	0.00%	31,456	7.732093	243,221	0.00%	36.87%
2008	0.00%	31,734	5.649202	179,272	2.38%	-61.71%
2007	0.00%	53,504	14.755247	789,465	1.17%	8.15%
Variable Trust: Electronics Fund (RELF)
2011	0.00%	29,590	6.808170	201,454	0.00%	-16.49%
2010	0.00%	3,679	8.152184	29,992	0.00%	9.55%
2009	0.00%	8,908	7.441265	66,287	0.00%	71.85%
2008	0.00%	1,021	4.330161	4,421	0.00%	-50.11%
2007	0.00%	4,126	8.679366	35,811	0.00%	-2.50%
Variable Trust: Energy Fund (RENF)
2011	0.00%	18,202	25.889512	471,241	0.00%	-5.85%
2010	0.00%	30,699	27.497441	844,144	0.64%	19.05%
2009	0.00%	25,302	23.096917	584,398	0.00%	38.50%
2008	0.00%	25,628	16.676466	427,384	0.00%	-46.03%
2007	0.00%	34,604	30.901881	1,069,329	0.00%	33.22%
Variable Trust: Energy Services Fund (RESF)
2011	0.00%	31,885	24.726809	788,414	0.00%	-9.29%
2010	0.00%	24,044	27.259863	655,436	0.00%	26.05%
2009	0.00%	17,721	21.626679	383,246	0.00%	62.42%
2008	0.00%	25,844	13.315356	344,123	0.00%	-57.60%
2007	0.00%	34,200	31.405533	1,074,069	0.00%	37.10%
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2011	0.00%	29,606	10.725316	317,534	0.00%	-15.14%
2010	0.00%	74,540	12.638111	942,045	2.23%	-10.78%
2009	0.00%	33,190	14.164397	470,116	2.31%	35.65%
2008	0.00%	18,240	10.441772	190,458	0.42%	-54.86%
2007	0.00%	52,820	23.131559	1,221,809	2.46%	13.06%
Variable Trust: Financial Services Fund (RFSF)
2011	0.00%	6,447	7.661270	49,392	0.06%	-14.92%
2010	0.00%	9,221	9.005133	83,036	2.20%	14.36%
2009	0.00%	10,023	7.874150	78,923	2.29%	19.68%
2008	0.00%	21,952	6.579123	144,426	0.00%	-48.04%
2007	0.00%	7,612	12.662369	96,386	1.72%	-18.80%
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2011	0.00%	28,718	19.894155	571,320	1.62%	41.48%
2010	0.00%	27,639	14.061067	388,634	2.76%	10.10%
2009	0.00%	22,432	12.770863	286,476	1.92%	-31.54%
2008	0.00%	56,096	18.655020	1,046,472	2.48%	44.82%
2007	0.00%	35,794	12.881083	461,065	8.75%	9.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Health Care Fund (RHCF)
2011	0.00%	21,352	$14.666817	$313,166	0.00%	4.69%
2010	0.00%	19,589	14.010098	274,444	0.29%	6.77%
2009	0.00%	13,761	13.121974	180,571	0.00%	24.65%
2008	0.00%	28,141	10.527344	296,250	0.00%	-24.86%
2007	0.00%	15,064	14.009933	211,046	0.00%	6.02%
Variable Trust: Internet Fund (RINF)
2011	0.00%	1,745	15.459905	26,978	0.00%	-11.92%
2010	0.00%	7,752	17.552692	136,068	0.00%	20.77%
2009	0.00%	1,840	14.533743	26,742	0.00%	65.85%
2008	0.00%	2,828	8.762996	24,782	0.00%	-44.87%
2007	0.00%	4,208	15.896277	66,892	0.00%	10.39%
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2011	0.00%	27,584	2.899270	79,973	0.00%	-27.07%
2010	0.00%	68,440	3.975645	272,093	0.00%	-30.29%
2009	0.00%	29,170	5.703055	166,358	0.00%	-44.65%
2008	0.00%	19,225	10.303693	198,088	0.07%	60.84%
2007	0.00%	202,906	6.406198	1,299,856	0.65%	-8.99%
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2011	0.00%	20,404	4.080149	83,251	0.00%	-30.44%
2010	0.00%	37,782	5.865469	221,609	0.00%	-12.81%
2009	0.00%	18,408	6.727068	123,832	0.00%	19.41%
2008	0.00%	64,889	5.633507	365,553	0.41%	-30.21%
2007	0.00%	20,956	8.071965	169,156	5.19%	-4.51%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2011	0.00%	3,192	4.591736	14,657	0.00%	-7.34%
2010	0.00%	358,241	4.955228	1,775,166	0.00%	-25.29%
2009	0.00%	169,355	6.632508	1,123,248	0.00%	-35.28%
2008	0.00%	5,867	10.247647	60,123	0.22%	34.42%
2007	0.00%	20,476	7.623663	156,102	3.24%	-1.98%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2011	0.00%	18,740	4.468460	83,739	0.00%	-10.08%
2010	0.00%	9,042	4.969160	44,931	0.00%	-21.27%
2009	0.00%	7,045	6.311386	44,464	0.01%	-40.08%
2008	0.00%	13,360	10.532667	140,716	0.07%	48.02%
2007	0.00%	43,324	7.115591	308,276	2.13%	-11.28%
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2011	0.00%	16,782	4.311845	72,361	0.00%	-7.61%
2010	0.00%	18,802	4.667230	87,753	0.00%	-27.62%
2009	0.00%	20,984	6.448641	135,318	0.00%	-32.86%
2008	0.00%	194,213	9.604362	1,865,292	0.84%	24.69%
2007	0.00%	33,112	7.702478	255,044	3.78%	5.37%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2011	0.00%	76,141	5.790953	440,929	0.00%	-9.04%
2010	0.00%	83,300	6.366789	530,354	0.00%	-16.96%
2009	0.00%	31,555	7.666947	241,931	0.00%	-27.55%
2008	0.00%	40,032	10.582340	423,632	0.17%	39.25%
2007	0.00%	60,634	7.599743	460,803	2.23%	0.83%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2011	0.00%	6,841	9.159973	62,663	0.00%	-28.94%
2010	0.00%	21,949	12.891151	282,948	0.00%	15.72%
2009	0.00%	17,004	11.139540	189,417	0.62%	23.68%
2008	0.00%	12,134	9.007103	109,292	0.54%	-32.97%
2007	0.00%	16,262	13.438383	218,535	1.89%	-11.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Leisure Fund (RLF)
2011	0.00%	17,836	$14.666939	$261,600	0.00%	2.45%
2010	0.00%	52,764	14.315965	755,368	0.10%	30.34%
2009	0.00%	4,926	10.983316	54,104	0.00%	36.72%
2008	0.00%	451	8.033169	3,623	0.00%	-49.09%
2007	0.00%	1,742	15.779861	27,489	0.00%	-2.54%
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2011	0.00%	57,011	15.929249	908,142	0.00%	-7.59%
2010	0.00%	24,069	17.237806	414,897	0.00%	37.55%
2009	0.00%	44,146	12.532015	553,238	0.09%	52.40%
2008	0.00%	31,809	8.223375	261,577	0.00%	-54.83%
2007	0.00%	29,858	18.207116	543,628	1.40%	3.60%
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2011	0.00%	29,185	9.225774	269,254	0.00%	3.38%
2010	0.00%	12,712	8.924117	113,443	0.00%	6.18%
2009	0.00%	43,872	8.404584	368,726	1.37%	-3.28%
2008	0.00%	14,173	8.689885	123,162	0.33%	-18.72%
2007	0.00%	25,526	10.691335	272,907	2.15%	3.84%
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2011	0.00%	39,883	13.626011	543,446	0.00%	-0.68%
2010	0.00%	266,759	13.718727	3,659,594	0.00%	36.90%
2009	0.00%	234,893	10.021130	2,353,893	0.00%	117.80%
2008	0.00%	63,731	4.600967	293,224	0.04%	-72.60%
2007	0.00%	180,778	16.790237	3,035,305	0.39%	28.20%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2011	0.00%	39,565	15.731139	622,403	0.00%	2.17%
2010	0.00%	36,327	15.397297	559,338	0.00%	18.48%
2009	0.00%	98,137	12.995293	1,275,319	0.00%	52.00%
2008	0.00%	147,663	8.549537	1,262,450	0.03%	-41.91%
2007	0.00%	316,054	14.718309	4,651,780	0.06%	17.82%
Variable Trust: Nova Fund (RNF)
2011	0.00%	13,222	11.918568	157,587	0.04%	-1.17%
2010	0.00%	15,731	12.059271	189,704	0.10%	19.96%
2009	0.00%	40,801	10.052347	410,146	1.16%	35.51%
2008	0.00%	24,503	7.418303	181,771	0.24%	-54.47%
2007	0.00%	44,842	16.294539	730,680	1.59%	1.13%
Variable Trust: Precious Metals Fund (RPMF)
2011	0.00%	64,737	17.916970	1,159,891	0.09%	-24.16%
2010	0.00%	88,888	23.623650	2,099,859	0.01%	38.08%
2009	0.00%	77,742	17.109193	1,330,103	0.00%	49.24%
2008	0.00%	120,975	11.464027	1,386,861	0.00%	-38.56%
2007	0.00%	98,254	18.660048	1,833,424	0.00%	19.55%
Variable Trust: Real Estate Fund (RREF)
2011	0.00%	26,597	15.187279	403,936	1.47%	2.26%
2010	0.00%	41,152	14.851026	611,149	3.30%	24.86%
2009	0.00%	17,884	11.893825	212,709	3.26%	25.27%
2008	0.00%	23,348	9.494752	221,683	0.72%	-41.64%
2007	0.00%	8,272	16.268963	134,577	1.30%	-19.12%
Variable Trust: Retailing Fund (RRF)
2011	0.00%	53,095	14.337655	761,258	0.00%	5.30%
2010	0.00%	48,818	13.616270	664,719	0.00%	25.14%
2009	0.00%	7,109	10.881002	77,353	0.00%	44.22%
2008	0.00%	2,887	7.544562	21,781	0.00%	-32.95%
2007	0.00%	152	11.251641	1,710	0.00%	-12.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2011	0.00%	41,700	$13.137311	$547,826	0.00%	-12.18%
2010	0.00%	118,795	14.960021	1,777,176	0.00%	37.85%
2009	0.00%	143,052	10.852768	1,552,510	0.00%	33.31%
2008	0.00%	28,290	8.140814	230,304	0.06%	-51.36%
2007	0.00%	32,980	16.738584	552,039	1.48%	-6.74%
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2011	0.00%	55,118	10.051404	554,013	0.00%	-3.95%
2010	0.00%	148,122	10.464476	1,550,019	0.00%	25.47%
2009	0.00%	192,146	8.340509	1,602,595	0.81%	46.38%
2008	0.00%	30,314	5.697971	172,728	0.00%	-67.98%
2007	0.00%	90,754	17.796913	1,615,141	1.40%	0.61%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2011	0.00%	56,176	12.857482	722,282	0.00%	-1.09%
2010	0.00%	83,235	12.998953	1,081,968	0.00%	25.03%
2009	0.00%	32,661	10.396588	339,563	0.00%	47.24%
2008	0.00%	36,824	7.061111	260,018	0.00%	-39.82%
2007	0.00%	25,586	11.734222	300,232	0.00%	4.91%
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2011	0.00%	37,447	11.807637	442,161	0.02%	-3.17%
2010	0.00%	34,526	12.193922	421,007	0.91%	20.32%
2009	0.00%	24,930	10.134944	252,664	2.48%	51.26%
2008	0.00%	7,606	6.700509	50,964	0.90%	-48.65%
2007	0.00%	10,646	13.049584	138,926	0.66%	-5.37%
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2011	0.00%	47,003	17.842303	838,642	0.00%	-0.66%
2010	0.00%	56,274	17.960420	1,010,705	0.00%	32.58%
2009	0.00%	29,948	13.547085	405,708	0.00%	56.82%
2008	0.00%	22,604	8.638795	195,271	0.00%	-36.14%
2007	0.00%	46,060	13.528764	623,135	0.00%	8.45%
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2011	0.00%	30,218	13.570421	410,071	0.00%	-7.15%
2010	0.00%	26,172	14.615431	382,515	0.78%	20.13%
2009	0.00%	43,407	12.166397	528,107	1.51%	55.25%
2008	0.00%	12,832	7.836481	100,557	0.00%	-43.63%
2007	0.00%	8,884	13.901532	123,501	1.19%	-4.85%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2011	0.00%	48,869	15.118471	738,825	0.00%	3.52%
2010	0.00%	104,953	14.605070	1,532,846	0.00%	25.40%
2009	0.00%	22,776	11.646893	265,270	0.00%	33.97%
2008	0.00%	7,515	8.693613	65,333	0.00%	-34.32%
2007	0.00%	6,010	13.235997	79,548	0.00%	-0.11%
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2011	0.00%	33,392	12.062362	402,786	0.00%	-9.44%
2010	0.00%	38,941	13.320181	518,701	0.00%	25.10%
2009	0.00%	19,640	10.647792	209,123	2.07%	62.27%
2008	0.00%	16,432	6.561795	107,823	1.09%	-43.50%
2007	0.00%	5,192	11.613051	60,295	0.36%	-20.36%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2011	0.00%	21,732	7.134469	155,046	0.00%	-4.26%
2010	0.00%	26,628	7.452053	198,433	0.00%	-4.51%
2009	0.00%	22,977	7.803674	179,305	0.00%	-15.84%
2008	0.00%	10,248	9.272246	95,022	0.00%	5.56%
2007	0.00%	8,566	8.783542	75,240	0.00%	-10.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Technology Fund (RTEC)
2011	0.00%	9,388	$11.163839	$104,806	0.00%	-9.20%
2010	0.00%	18,535	12.294931	227,887	0.00%	12.03%
2009	0.00%	16,853	10.974406	184,952	0.00%	55.60%
2008	0.00%	6,064	7.052840	42,768	0.00%	-45.41%
2007	0.00%	22,122	12.919655	285,809	0.00%	10.38%
Variable Trust: Telecommunications Fund (RTEL)
2011	0.00%	2,356	11.349932	26,740	0.24%	-14.40%
2010	0.00%	11,113	13.259497	147,353	4.28%	14.51%
2009	0.00%	1,756	11.579354	20,333	0.28%	28.68%
2008	0.00%	10,244	8.998273	92,178	0.47%	-45.34%
2007	0.00%	9,704	16.461176	159,739	0.12%	9.23%
Variable Trust: Transportation Fund (RTRF)
2011	0.00%	15,370	13.491469	207,364	0.00%	-11.12%
2010	0.00%	21,629	15.179116	328,309	0.00%	24.13%
2009	0.00%	10,728	12.228150	131,184	0.62%	17.39%
2008	0.00%	11,708	10.416860	121,961	0.00%	-25.26%
2007	0.00%	4,146	13.937206	57,784	0.00%	-8.75%
Variable Trust: Utilities Fund (RUTL)
2011	0.00%	46,975	19.173097	900,656	2.31%	16.29%
2010	0.00%	12,812	16.487660	211,240	3.36%	6.88%
2009	0.00%	9,411	15.426213	145,176	5.41%	13.80%
2008	0.00%	9,772	13.556034	132,469	0.25%	-29.57%
2007	0.00%	13,404	19.248677	258,009	1.13%	12.86%
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2011	0.00%	4,182	10.531252	44,042	0.00%	-3.68%
2010	0.00%	6,738	10.933970	73,673	0.00%	-5.61%
2009	0.00%	12,129	11.583505	140,496	0.04%	6.61%
2008	0.00%	60,277	10.865629	654,948	0.00%	-12.24%
2007	0.00%	45,758	12.380762	566,519	20.29%	18.12%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	239	8.721409	2,084	0.00%	-46.11%
2007	0.00%	262	16.184105	4,240	0.00%	9.01%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	0.00%	2,358	7.574446	17,861	0.00%	-46.10%
2007	0.00%	1,992	14.052648	27,993	0.00%	8.97%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.00%	3,034,772	11.286810	34,252,895	1.16%	1.24%
2007	0.00%	1,962,104	11.148704	21,874,917	3.81%	4.25%
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.00%	4,656	7.787403	36,258	0.00%	26.98%
2008	0.00%	3,055	6.132847	18,736	5.09%	-38.96%
2007	0.00%	2,278	10.048001	22,889	0.40%	-5.26%
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.00%	12,746	8.029164	102,340	0.89%	-23.84%
2007	0.00%	24,228	10.542773	255,430	3.57%	3.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****

2011	Contract owners equity:				$50,069,596
2010	Contract owners equity:				$55,640,187
2009	Contract owners equity:				$55,248,594
2008	Contract owners equity:				$54,076,325
2007	Contract owners equity:				$58,069,945

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with the registration statement (333-106908) and hereby incorporated by reference.

(b)	Not Applicable

(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-31725) and hereby incorporated by reference.

(d)	The form of the contract – Filed previously with the registration statement (333-106908) and hereby incorporated by reference.

(e)	The form of the contract application – Filed previously with the registration statement (333-106908) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor – Filed previously with the registration statement (333-106908) and hereby incorporated by reference.

(g)	The form of Reinsurance Contracts – Filed previously with the registration statement (333-106908) and hereby incorporated by reference.

(h)	The form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference:

1.	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004, under document “amcentfpa99h2.htm”.

2.	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, dated May 1, 1988; under document “fidifpa99h5.htm”..

3.	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II, as amended, dated July 15, 1989, under document “fidiifpa99h6.htm”.

4.	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended, dated May 2, 2005, under document “nwfpa99h12a.htm”..

The following Fund Participation Agreement was previously filed on April 18, 2009 with Post-Effective Amendment No. 20 of registration statement (333-62692) under Exhibit 26(h), and is hereby incorporated by reference:

5 .	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, under document “rydexfundpartagreement.htm”.

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(i)	The form of Administrative Contracts –

The following Administrative Service Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 of registration statement (333-140608) under Exhibit 26(i), and are hereby incorporated by reference:

1.	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004, under document “amcentasa99i2.htm”.

2.	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended, dated April 1, 2002; under document “fidiiiasa99i5a.htm”.

3.	Service Contract, with Fidelity Distributors Corporation, as amended, dated April 1, 2002; under document “fidiiiasa99i5b.htm”.

4.	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended, dated May 2, 2005, under document “nwasa99i10.htm”.

The following Administrative Service Agreement was previously filed on April 18, 2009 with Post-Effective Amendment No. 20 of registration statement (333-62692) under Exhibit 26(i), and is hereby incorporated by reference:

5.	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, under document “rydexfundpartagreement.htm”.

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(j)	Not Applicable

(k)	Opinion of Counsel – Filed previously with the registration statement (333-106908) and hereby incorporated by reference.

(l)	Not Applicable

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Not Applicable

(p)	Not Applicable

(q)	Redeemability Exemption Procedures – Filed previously with registration statement (333-140608) on July 17, 2007 under document “redeemexempt.htm” and hereby incorporated by reference.

(99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.
The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide’s Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party, or is threatened to be made a party to:

•	any threatened, pending or completed civil action, suit or proceeding;

•	any threatened, pending or completed criminal action, suit or proceeding;

•	any threatened, pending or completed administrative action or proceeding;

•	any threatened, pending or completed investigative action or proceeding;

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 (the 1933 "Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act.

Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court’s determination if, in the opinion of Nationwide’s counsel, the matter has been settled by controlling precedent.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene

Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.                 Management Services

Not Applicable

Item 33.	Fee Representation

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-6, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 11 th   day of June, 2012 .

NATIONWIDE VLI SEPARATE ACCOUNT-6
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 11 th day of June, 2012 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact